                    LINDNER FUNDS
                    ADVISED BY RYBACK MANAGEMENT CORPORATION
                    ----------------------------------------
     [LOGO]         7711 Carondelet Avenue, Ste. 700                    CONTENTS
                    St. Louis, Missouri 63105
                    Tel: 314-727-5305
                    Fax: 314-727-9306


Statements of Assets & Liabilities            p.2

LINDNER GROWTH FUND
      Letter from the Fund Managers           p.4
      Schedules of Investments                p.6

LINDNER DIVIDEND FUND
      Letter from the Fund Manager           p.10
      Schedules of Investments               p.11

LINDNER UTILITY FUND
      Letter from the Fund Managers          p.15
      Schedules of Investments               p.16

LINDNER/RYBACK SMALL-CAP FUND
      Letter from the Fund Managers          p.18
      Schedules of Investments               p.19

LINDNER BULWARK FUND
      Letter from the Fund Manager           p.21
      Schedules of Investments               p.22

LINDNER INTERNATIONAL FUND
      Letter from the Fund Managers          p.24
      Schedules of Investments               p.25

Statements of Operations                     p.27

Statements of Changes in Net Assets          p.29

Notes to Financial Statements                p.31

Financial Highlights                         p.39

--------------------------------------------------------------------------------

To Our Shareholders

The last half of 1997 was fraught with some of the greatest volatility in recent memory. During the third quarter we witnessed the resurgence of small-company stocks, a movement that had been a long time in coming. The last quarter reversed many investors' gains with proof that U.S. markets are not immune to the ills of overseas markets. Hopefully this is a lesson that many will take with them into 1998.

The past year was one of humility for the Lindner Funds management. While some of the funds surpassed their benchmarks, others lagged considerably. Inside this report you will find frank and open discussions about the performance of each Lindner Fund. If you would like to inquire further about any of our portfolios, simply call your customer service representative at 800-995-7777 or access our Internet site, www.lindnerfunds.com. All of our portfolio managers join me in thanking you for investing with us and for your continued interest in the Lindner Funds.

Sincerely,

/s/ Eric E. Ryback

Eric E. Ryback
President

-------------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
                               STATEMENTS OF ASSETS AND LIABILITIES
                                        DECEMBER 31, 1997
                                           (Unaudited)
                                                                LINDNER GROWTH FUND  LINDNER DIVIDEND FUND
                                                                -------------------  ---------------------
ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of $804,381,116,
    $1,535,419,885, $39,458,413, $36,946,580, $37,632,322 and
    $3,296,974, respectively)                                      $1,043,666,115       $1,659,309,925
  Affiliated issuers (identified cost $248,074,155, $78,554,834
    and $2,692,016, respectively) (Note 5)                            319,884,696          115,234,310
Cash                                                                      450,902            1,420,776
Receivables:
  Investments sold - long                                              13,973,203            7,749,649
  Dividends and interest                                                1,730,641           23,288,546
  Fund shares sold                                                        116,485              141,239
  Investments sold - short                                                     --                   --
Deposits with brokers for securities sold short                                --                   --
Unamortized organizational expense (Note 4)                                    --                   --
Receivable for expenses reimbursed by advisor                                  --                   --
Other assets                                                                5,527                5,589
                                                                 ------------------   ------------------
    Total assets                                                    1,379,827,569        1,807,150,034
                                                                 ------------------   ------------------
LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                                       4,346,991              722,653
  Investments sold short, at value (proceeds $8,091,035)                       --                   --
  Short sales covered                                                          --                   --
  Fund shares redeemed                                                  1,583,150            1,673,433
Other liabilities:
  Management fee (Note 3)                                               1,696,422            2,348,388
  Organizational expense (Note 4)                                              --                   --
  Other                                                                   270,786              275,171
                                                                 ------------------   ------------------
    Total liabilities                                                   7,897,349            5,019,645
                                                                 ------------------   ------------------
NET ASSETS                                                         $1,371,930,220       $1,802,130,389
                                                                 ==================   ==================
NET ASSETS CONSIST OF:
Capital (par value and additional paid-in capital)                 $1,047,082,548       $1,681,249,865
Undistributed net investment income (loss)                              1,316,094            3,131,718
Accumulated net realized gain (loss) on investments and foreign
  currency transactions                                                12,440,399          (42,818,063)
Net unrealized appreciation (depreciation) on investments and
  translation of assets and liabilities in foreign currency           311,091,179          160,566,869
                                                                 ------------------   ------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                        $1,371,930,220       $1,802,130,389
                                                                 ==================   ==================

NET ASSET VALUE PER SHARE
Investor shares:
  NET ASSETS                                                       $1,370,922,717       $1,799,677,305
  SHARES OUTSTANDING                                                   59,988,457           66,675,497
                                                                 ------------------   ------------------
                                                                           $22.85               $26.99
                                                                 ==================   ==================
Institutional shares:
  NET ASSETS                                                           $1,007,503           $2,453,084
  SHARES OUTSTANDING                                                       44,182               91,067
                                                                 ==================   ==================
                                                                           $22.80               $26.94
                                                                 ==================   ==================

2                      See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
                                                        LINDNER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 1997
                                                            (Unaudited)
                                                                        LINDNER/RYBACK                                 LINDNER
                                           LINDNER UTILITY FUND         SMALL-CAP FUND    LINDNER BULWARK FUND    INTERNATIONAL FUND
                                           --------------------         --------------    --------------------    ------------------
ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of
    $804,381,116, $1,535,419,885,
    $39,458,413, $36,946,580, $37,632,322 and
    $3,296,974, respectively)                     $46,932,293              $44,679,006           $33,781,601            $3,517,911
  Affiliated issuers (identified cost
    $248,074,155, $78,554,834 and $2,692,016,
    respectively) (Note 5)                                 --                       --             1,136,644                    --
Cash                                                  141,663                  165,268                69,567                26,699
Receivables:
  Investments sold - long                                  --                       --                    --                    --
  Dividends and interest                              212,338                   16,920                76,206                 2,554
  Fund shares sold                                         --                    4,614                22,423                 5,000
  Investments sold - short                                 --                       --             8,493,979                    --
Deposits with brokers for securities sold short            --                       --             6,884,941                    --
Unamortized organizational expense (Note 4)             4,510                    5,888                13,328                14,035
Receivable for expenses reimbursed by advisor              --                       --                    --                 9,766
Other assets                                              775                      320                   276                   753
                                                ---------------          ---------------       ---------------        --------------
    Total assets                                   47,291,579               44,872,016            50,478,965             3,576,718
                                                ---------------          ---------------       ---------------        --------------
LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                     170,311                  190,557                29,280                    --
  Investment sold short, at value (proceeds
    $8,091,035)                                            --                       --             7,533,580                    --
  Short sales covered                                      --                       --               620,844                    --
  Fund shares redeemed                                  4,099                   28,094               524,233                21,634
Other liabilities:
  Management fee (Note 3)                              25,591                   24,933                36,339                 3,004
  Organizational expense (Note 4)                       9,250                    8,417                17,952                14,356
  Other                                                11,733                   10,295                12,484                 4,914
                                                ---------------          ---------------       ---------------        --------------
    Total liabilities                                 220,984                  262,296             8,774,712                43,908
                                                ---------------          ---------------       ---------------        --------------
NET ASSETS                                        $47,070,595              $44,609,720           $41,704,253            $3,532,810
                                                ===============          ===============       ===============        ==============
NET ASSETS CONSIST OF:
Capital (par value and additional paid-in
  capital)                                        $38,028,002              $36,282,863           $67,522,019            $3,536,690
Undistributed net investment income (loss)             37,144                  (57,960)               27,163               (31,740)
Accumulated net realized gain (loss) on
  investments and foreign currency
  transactions                                      1,531,569                  652,391           (20,995,290)             (193,001)
Net unrealized appreciation (depreciation)
  on investments and translation of assets and
  liabilities in foreign currency                   7,473,880                7,732,426            (4,849,639)              220,861
                                                ---------------          ---------------       ---------------        --------------
NET ASSETS TO OUTSTANDING SHARES                  $47,070,595              $44,609,720           $41,704,253            $3,532,810
                                                ===============          ===============       ===============        ==============
NET ASSET VALUE PER SHARE
Investor shares:
  NET ASSETS                                      $47,062,508              $44,380,074           $41,704,145            $3,532,438
  SHARES OUTSTANDING                                2,913,879                5,219,251             7,173,294               363,259
                                                ---------------          ---------------       ---------------        --------------
                                                       $16.15                    $8.50                 $5.81                 $9.72
                                                ===============          ===============       ===============        ==============
Institutional shares:
  NET ASSETS                                           $8,087                 $229,646                  $108                  $372
  SHARES OUTSTANDNG                                       499                   27,062                    18                    38
                                                ===============          ===============       ===============        ==============
                                                       $16.20                    $8.49                 $6.16                 $9.66
                                                ===============          ===============       ===============        ==============


                       See Notes to Financial Statements                      3

PERFORMANCE SUMMARY

Nearly 40 years ago, the famous baseball star Ted Williams was nearing the end of his career with the Boston Red Sox. He was suffering from a pinched nerve in his neck that season.

"The thing was so bad," he later explained,"that I could hardly turn my head to look at the pitcher."

For the first time in his career, Williams had a batting average under .300 hitting just .254 with 10 homeruns. He was the highest salaried player in sports, making $125,000. The next year, the Red Sox sent him a new contract at the same salary level.

When he got the contract, Williams sent it back with a note saying that he would not sign it until they gave him the full pay cut allowed.

"I was always treated fairly by the Red Sox when it came to contracts," Williams said. Now they were offering me a contract I didn't deserve. And I only wanted what I deserved."

Williams cut his own salary by 25 percent, raised his batting average by 62 points, and closed out a brilliant career by hitting a home run in his final at bat.

This is an analogy that we think relates well to your Lindner Growth Fund. Looking back at 1997, it would be fair to say that the Fund "batted" well under
 .300. Specifically, it returned 8.7% compared to the S&P 500 Index return of 33.4%.

One position that contributed to the Fund's lackluster performance was gold. This commodity, which historically has been valued for its hedging characteristics, saw a sharp price decline throughout the entire year. Large foreign central banks initiated selling of their gold due to an almost unprecedented lack of inflation in the U.S. economy. Prices of gold haven't been this low since the late 1970s.

Another sector that affected the Fund's performance was in the Energy industry. During the year, oil and natural gas prices declined due to a number of circumstances including: the resumption of Iraqi oil into the world supply; the fear of reduced demand from Asia; the announcement of OPEC quota increases; and, a warmer than normal heating season. Despite last year's events, we see this decline as temporary, and we have identified several stocks that now appear extremely undervalued by our models.

We think it's important to communicate an example of an idea that worked and one that was unsuccessful. An example of the latter scenario is TVX Gold. TVX first was brought to our attention late in 1994. Our analysis showed that this company had a consistently good record of buying gold deposits at strategic locations. As time passed, however, it became evident that the yield estimates of these deposits did not match the reality of what actually was produced, all on top of a decline in the price of gold. We have since sold our entire position in the stock.

                                                      (continued on next page)



Lindner Growth Fund
-------------------
FUND PROFILE

This diversified fund seeks long-term capital appreciation through investments in common stocks or securities convertible into common stocks. Income is a secondary objective.


                       portfolio composition by industry
                               DECEMBER 31, 1997


                                    [GRAPH]

Conversely, Harken Energy Corporation, represents an example of our value investing strategy that was successful last year. Harken engages in oil and gas exploration, development and production operations, both domestically and internationally. We began to purchase the stock a few years ago and continued to add to our position as the company followed its growth plan and added and improved their oil bearing acreage holdings in Columbia, South America. Our average cost was less than $2.50 per share and the stock currently trades around $7.00. As we monitor the situation we feel that the stock performance will continue to reward us on the upside.

Looking ahead to 1998, it is our belief that there is reason for optimism in the Lindner Growth Fund. We have reduced, considerably, the quantity of positions we hold in the Fund: from a high of 216 to 173, currently. Not only does this make the Fund less unwieldy to manage, but the stocks now in the portfolio also represent the holdings that have our highest conviction. Additionally, even though we reduced our position in gold mining companies last year, we do believe the underlying commodity is at, or very near, a bottom. During the fourth quarter, when the price fell off dramatically, we tried to limit our downside by selling our high cost gold mining stocks while adding to our positions in low cost gold production companies.

Last year also brought on a larger than normal capital gains payout. In managing this fund, we are always mindful of after-tax returns and we coordinate our holdings in an effort to minimize tax implications. However, during our restructuring of the portfolio, and our reduction of the number of owned securities, the sales from these transactions caused a higher capital gains distribution. As we settle in to the portfolio, we anticipate that realized capital gains, versus unrealized capital gains, will be curtailed through our long-term buy and hold strategy.

As most of you are aware, 1997 saw the departure of one of the three managers of the Growth Fund. As a refresher, the fund is being managed by Eric Ryback, who has worked on the Fund since 1982, and Robert Lange, whose experience managing the Growth Fund traces back to 1977. In addition, we are assisted by our growing securities analyst team. Let us reassure you that since this management change we are reinvigorated and refocused. We are working each and everyday to return the Fund's performance to the high standards we have always set for ourselves.

We want to end this letter by giving you some reasons why the Lindner Growth Fund still makes sense as a part of your portfolio.

      1) You own a fund that has a 25-year track record of investing in all market conditions.

      2) You own a fund whose management has been overseeing its portfolio for over 20 years through the best AND the worst investment climates.

      3) You own a unique fund whose advisor gets paid based upon the Fund's performance. This means that, like the great Ted Williams in our opening analogy, as we underperformed, the fund's advisor took a 33% pay cut from last year's fees. This is a very unique, and frequently overlooked, program in the mutual fund industry designed as a benefit for shareholders.

Last year was certainly humbling for us. Thank you for your patience and your dedication to looking toward the long-term. Recovering from our respective "pinched nerves," we will make every effort to have 1998 become comparable to Ted Williams' 1960 rebound baseball season.

Sincerely,

/s/ Eric E. Ryback                  /s/ Robert A. Lange

Eric E. Ryback                      Robert A. Lange
President                           Portfolio Manager

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)
                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER GROWTH FUND
-------------------
COMMON STOCKS (86.77%)

Aerospace/Defense (3.40%)
  Alliant Techsystems, Inc. <Fa>, <F*>                                    837,600             $46,696,200
                                                                                          -----------------

Automobiles and Parts (0.62%)
  The Coast Distribution Company <Fa>, <F*>                               501,000              $1,565,625
  Jason, Inc. <F*>                                                        865,000               6,920,000
                                                                                          -----------------
                                                                                               $8,485,625
                                                                                          -----------------

Business Services (0.73%)
  Autoinfo, Inc. <F*>                                                     106,900                 $46,769
  Scientific Software-Intercomp, Inc. <Fa>, <F*>                          868,000                 108,500
  Superior Surgical Mfg. Company, Inc. <Fa>                               497,000               7,952,000
  Wave Technologies International, Inc. <Fa>, <F*>                        262,500               1,935,938
                                                                                          -----------------
                                                                                              $10,043,207
                                                                                          -----------------

Chemicals and Allied Products (2.91%)
  Ethyl Corporation                                                     1,339,000             $10,293,563
  Lawter International, Inc.                                              867,100               9,429,712
  Solvay & Cie S.A. <Ff>                                                  322,000              20,250,042
                                                                                          -----------------
                                                                                              $39,973,317
                                                                                          -----------------

Computers and Electronic Equipment (2.74%)
  Gradco Systems, Inc. <Fa>, <F*>                                         776,000              $5,723,000
  NCR Corporation <F*>                                                    645,700              17,958,531
  Unisys Corporation <F*>                                               1,000,000              13,875,000
                                                                                          -----------------
                                                                                              $37,556,531
                                                                                          -----------------

Construction and Real Estate (1.08%)
  Blagovno Trgovinski Center - GDR - Rule 144A                            290,000              $2,218,500
  Butler Manufacturing Company                                            240,000               7,740,000
  Fiberstars, Inc. <Fa>, <F*>                                             336,100               1,890,563
  Mostostal Export Corporation
    Common stock - ordinary shares <Ff>                                   634,400               1,601,733
    Common stock - ADR                                                    549,660               1,387,833
                                                                                          -----------------
                                                                                              $14,838,629
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Distributors (0.83%)
  SED International Holdings, Inc. <Fa>, <F*>                           1,007,500             $11,334,375
                                                                                          -----------------

Energy (11.46%)
  Apache Corporation                                                      300,000             $10,518,750
  Barrington Petroleum Ltd. <Ff>, <F*>                                  1,105,500               3,553,669
  Bitech Petroleum Corporation <Ff>, <F*>
    Common stock <Ff>, <F*>                                               153,500                 402,254
    Common stock - Rule 144A <Ff>, <F*>                                 2,000,000               5,241,090
  Harken Energy Corporation <F*>                                        2,900,000              20,300,000
  Huntway Partners, L.P. <F*>                                           1,198,468               3,145,978
  Lasmo plc - ADR                                                         900,000              11,418,750
  Lukoil Oil Company - ADR <F*>                                            17,000               1,572,500
  Maynard Oil Company <Fa>, <F*>                                          487,700               4,998,925
  Norex Industries, Inc. <F*>                                           1,253,100              25,688,550
  Occidental Petroleum Corporation                                        540,000              15,828,750
  Phillips Petroleum Company                                              400,000              19,450,000
  Sasol Ltd. <Ff>                                                         146,700               1,534,437
  USX-Marathon Group                                                      400,000              13,500,000
  Weatherford Enterra, Inc. <F*>                                          459,216              20,090,700
                                                                                          -----------------
                                                                                             $157,244,353
                                                                                          -----------------

Environmental Services (1.18%)
  Laidlaw Environmental Services, Inc. <F*>                             1,569,100              $7,649,362
  Recycling Industries, Inc. <Fa>, <F*>                                 1,042,000               6,252,000
  Tanknology Environmental, Inc. <Fa>, <F*>                             1,416,100               2,256,980
                                                                                          -----------------
                                                                                              $16,158,342
                                                                                          -----------------

Financial Services (6.99%)
  Banco de Colombia S.A. - GDR - Rule 144A                                250,000              $1,406,250
  Bangkok Bank Public Company Ltd. <Ff>                                   250,000                 623,072
  Bank Inicjatyw Gospodarczych
    Common stock <Ff>, <F*>                                             2,000,000               1,957,502
    Common stock - GDR <F*>                                               338,000               5,154,500
  Banque Libanaise pour le Commerce SAL
    GDR - Rule 144A <F*>                                                  200,000               3,630,000
  CPB, Inc.                                                               100,000               2,056,250



                       See Notes to Financial Statements

6

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER GROWTH FUND
-------------------
Financial Services (continued)
  CORUS Bankshares, Inc.                                                  664,958             $26,307,401
  International Bancshares Corporation                                    488,340              37,358,010
  John Nuveen and Company, Inc.                                           498,800              17,458,000
                                                                                          -----------------
                                                                                              $95,950,985
                                                                                          -----------------

Food and Beverage (0.87%)
  Danone Group <Ff>                                                        15,000              $2,680,442
  Eskimo Pie Corporation <Fa>                                             245,000               2,817,500
  Savannah Foods & Industries, Inc.                                       110,541               2,238,455
  United Grain Growers Ltd. <Ff>                                          400,000               4,192,872
                                                                                          -----------------
                                                                                              $11,929,269
                                                                                          -----------------

Healthcare (1.77%)
  Allied Healthcare Products, Inc. <Fa>, <F*>                             655,200              $5,077,800
  Comprehensive Care Corporation
    Common Stock - Rule 144A <Fa>, <F*>                                   250,000               1,671,875
    Common Stock <F*>                                                      55,800                 373,163
  Creative Biomolecules, Inc. <F*>                                        712,400               5,253,950
  Hyseq, Inc. - Rule 144A <Fa>, <F*>                                      720,000               5,788,800
  Rightchoice Managed Care, Inc. <F*>                                     453,000               4,360,125
  Slovakofarma, A.S. - GDR - Rule 144A <F*>                               200,000               1,733,440
                                                                                          -----------------
                                                                                              $24,259,153
                                                                                          -----------------

Industrial Products and Services (3.38%)
  Buderus AG <Ff>                                                           5,000              $2,241,379
  MFRI, Inc. <Fa>, <F*>                                                   341,000               2,898,500
  Quixote Corporation <Fa>                                                704,500               5,636,000
  Tecumseh Products Company - Class B                                     125,000               6,109,375
  Transtechnology Corporation <Fa>                                        300,000               8,493,750
  Vitro, Sociedad Anonima - ADR <F*>                                    1,600,000              20,900,000
                                                                                          -----------------
                                                                                              $46,279,004
                                                                                          -----------------

Insurance (5.97%)
  Acceptance Insurance Companies, Inc. <F*>                               450,000             $10,884,375
  Central Reserve Life Corporation                                        200,000               1,025,000
  Gainsco, Inc. <Fa>                                                    1,222,200              10,388,700
  Hilb, Rogal and Hamilton Company <Fa>                                 1,000,000              19,312,500
  John Alden Financial Corporation                                        250,100               6,002,400


                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------
Insurance (continued)
  Old Republic International Corporation                                  763,750             $28,401,953
  PICO Holdings, Inc. <F*>                                                921,821               5,934,223
                                                                                          -----------------
                                                                                              $81,949,151
                                                                                          -----------------

Investments (2.23%)
  Antofagasta Holdings P.L.C. <Ff>                                        950,000              $5,158,795
  Dundee Bancorp, Inc. <Ff>, <F*>                                         300,400               6,318,686
  Gateway Industries, Inc. <Fa>, <F*>                                     325,900                 570,325
  Minorco - ADR                                                         1,110,000              18,592,500
                                                                                          -----------------
                                                                                              $30,640,306
                                                                                          -----------------

Leisure/Entertainment (3.71%)
  American Classic Voyages Company <Fa>, <F*>                             706,200             $12,799,875
  Hasbro, Inc.                                                            500,000              15,750,000
  International Speedway Corporation, Class B                             417,300               9,859,421
  Jackpot Enterprises, Inc.                                               181,500               2,053,219
  Matsushita Electric Industrial Co., Ltd <Ff>                            125,000               1,836,242
  Sotheby's Holdings, Inc.                                                467,600               8,650,600
                                                                                          -----------------
                                                                                              $50,949,357
                                                                                          -----------------

Metals Processing (0.43%)
  Republic Engineered Steels, Inc. <F*>                                   882,500              $1,985,625
  Seversky Tube Works - ADR <F*>                                          110,054               3,851,890
                                                                                          -----------------
                                                                                               $5,837,515
                                                                                          -----------------

Mining (5.58%)
  Ashanti Goldfields Company, Ltd. - GDR                                  232,910              $1,746,825
  Bema Gold Corporation <Ff>, <F*>                                        922,100               2,190,874
  Canyon Resources Corporation <Fa>, <F*>                               2,487,400               2,953,788
  Case Pomeroy & Company, Inc.
    Class A                                                                 2,165               2,381,500
    Class B                                                                   538                 625,425
  Dayton Mining Corporation <Fa>, <Ff>, <F*>                            2,611,300               4,926,981
  Energy Resources of Australia Ltd <Ff>                                1,925,905               5,270,607
  Getchell Gold Corporation <F*>                                          139,800               3,355,200
  Goldcorp Inc., Class A <F*>                                             903,600               3,560,184
  Gold Reserve Corporation <Ff> <F*>                                      932,550               3,421,305
  Greenstone Resources, Ltd. - Rule 144A <Ff>, <F*>                        27,000                 128,302


                       See Notes to Financial Statements

                                                                              7


-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER GROWTH FUND
-------------------
Mining (continued)
  Homestake Mining Company                                                545,250              $4,839,094
  Kinross Gold Corporation <Ff>, <F*>                                     950,000               3,265,625
  Meridian Gold, Inc. <F*>                                              2,052,500               6,029,219
  Newmont Gold Company                                                    360,200              10,738,462
  The Pioneer Group, Inc.                                                 250,000               7,031,250
  Prime Resources Group, Inc. <Ff>                                        350,000               2,323,550
  Southernera Resources, Ltd.                                             617,900               6,174,682
  Uranium Resources, Inc. <Fa>, <F*>                                      855,525               3,315,159
  Vengold Inc. <Ff>, <F*>                                               2,450,900               2,226,534
                                                                                          -----------------
                                                                                              $76,504,566
                                                                                          -----------------

Oil & Gas Exploration (2.47%)
  Sonat, Inc.                                                             400,000             $18,300,000
  Union Texas Petroleum Holdings, Inc.                                    750,000              15,609,375
                                                                                          -----------------
                                                                                              $33,909,375
                                                                                          -----------------

Paper, Printing and Publishing (1.20%)
  American Media, Inc., Class A <Fa>, <F*>                              2,117,900             $16,413,725
                                                                                          -----------------

Real Estate Investment Trust (1.67%)
  Novastar Financial, Inc.                                                299,900              $4,742,169
  Ramco-Gershenson Properties Trust <Fa>                                  500,000               9,843,750
  Regency Realty Corporation                                              300,000               8,306,250
                                                                                          -----------------
                                                                                              $22,892,169
                                                                                          -----------------

Retail Trade (8.11%)
  CML Group, Inc.                                                       1,138,800              $3,772,275
  CPI Corporation <Fa>                                                    956,900              21,649,863
  Charming Shoppes, Inc. <Fa>, <F*>                                     8,202,700              38,450,156
  Cole National Corporation, Class A <F*>                                 445,000              13,322,187
  Designs, Inc. <Fa>, <F*>                                              1,200,000               3,600,000
  The Good Guys, Inc. <Fa>, <F*>                                        1,197,800               9,133,225
  Juno Lighting, Inc.                                                     380,000               6,650,000
  Primesource Corporation                                                 294,000               2,940,000
  Uni-Marts, Inc. <Fa>, <F*>                                              597,000               2,089,500

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Retail Trade (continued)
  United Retail Group, Inc. <Fa>, <F*>                                  1,036,600              $4,211,188
  Zale Corporation <F*>                                                   237,100               5,453,300
                                                                                          -----------------
                                                                                             $111,271,694
                                                                                          -----------------

Software (2.08%)
  Novell, Inc. <F*>                                                     3,804,500             $28,533,750
                                                                                          -----------------

Telecommunications (2.04%)
  Comsat Corporation                                                      736,000             $17,848,000
  Vertex Communications Corporation <Fa>, <F*>                            420,000              10,132,500
                                                                                          -----------------
                                                                                              $27,980,500
                                                                                          -----------------

Transportation (5.98%)
  Anangel-American Shipholdings Ltd. <F*>                                 718,900              $6,290,375
  Kirby Corporation <F*>                                                  400,000               7,725,000
  London & Overseas Freighters Ltd. - ADR <Fa>                            405,500               6,183,875
  MIF Ltd., ADR - Rule 144A <F*>                                          306,000               5,437,528
  Oglebay Norton Company                                                  178,744               7,328,504
  OMI, Inc. <Fa>, <F*>                                                  2,175,000              19,982,813
  Overseas Shipholding Group, Inc.                                        791,300              17,260,231
  Petroleum Helicopters, Inc.
    Non-voting common                                                     143,500               3,336,375
    Voting common                                                          66,500               1,479,625
  Stolt-Nielsen S.A. - ADR                                                230,000               5,031,250
  Wah Kwong Shipping Holdings Ltd. <Ff>                                 3,025,759               1,991,607
                                                                                          -----------------
                                                                                              $82,047,183
                                                                                          -----------------

Utilities (4.07%)
  El Paso Electric Company <F*>                                         1,873,200             $13,697,775
  Houston Industries, Inc.                                              1,199,408              32,009,201
  Huaneng Power International - ADR <F*>                                  222,700               5,163,856
  Lenenergo - RDC - Rule 144A <F*>                                             18               1,215,000
  Unified Energy Systems - Reg S - ADR <F*>                               125,000               3,781,250
                                                                                          -----------------
                                                                                              $55,867,082
                                                                                          -----------------


                       See Notes to Financial Statements

8

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER GROWTH FUND
-------------------
Miscellaneous (3.27%)                                                                         $44,816,414
                                                                                          -----------------

Total Common Stocks (Cost $877,684,928)                                                    $1,190,361,777
                                                                                          -----------------

PREFERRED STOCKS (0.69%)

Business Services (0.44%)
  Interleaf, Inc., Series C, convertible -
    Rule 144A <F*>                                                        505,174              $6,041,881
                                                                                          -----------------

Energy (0.06%)
  Westmoreland Coal Company, 8.50% voting convertible <Fa>, <F#>          159,700                $828,444
                                                                                          -----------------

Healthcare (0.15%)
  Comprehensive Care Corp., 4%, convertible - Rule 144A                    41,260              $2,089,819
                                                                                          -----------------

Mining (0.04%)
  Ashanti Goldfields Company, Ltd.
    $0.648, Series A                                                      204,517                $128,192
    $0.648, Series B                                                      204,517                 116,043
    $0.648, Series C                                                      204,517                 105,040
    $0.648, Series D                                                      204,517                  95,100
    $0.648, Series E                                                      204,517                  86,081
                                                                                          -----------------
                                                                                                 $530,456
                                                                                          -----------------

Total Preferred Stocks (Cost $10,441,485)                                                      $9,490,600
                                                                                          -----------------

NON-CONVERTIBLE BONDS (0.95%)

Energy (0.27%)
  Huntway Partners L.P., 12%, due 2005 -
    Rule 144A                                                          $3,697,696              $3,697,696
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Financial Services (0.68%)
  Beal Financial Corporation, 12.75%, due 2000                         $5,675,000              $6,100,625
  WSFS Financial Corporation, 11%, due 2005                             3,050,000               3,248,250
                                                                                          -----------------
                                                                                               $9,348,875
                                                                                          -----------------

Total Non-Convertible Bonds (Cost $12,708,293)                                                $13,046,571
                                                                                          -----------------

CONVERTIBLE BONDS (0.58%)

Mining (0.08%)
  Dayton Mining Corporation, 7%, due 2002 - Rule 144A <Ff>             $1,500,000              $1,095,000
                                                                                          -----------------

Telecommunications (0.50%)
  Metricom, Inc., 8%, due 2003                                         $7,500,000              $6,900,000
                                                                                          -----------------

Total Convertible Bonds (Cost $9,000,000)                                                      $7,995,000
                                                                                          -----------------

U.S. TREASURY BILLS (10.40%)

  Maturing 1-8-98 to 2-12-98 (Cost $142,620,565)                     $143,100,000            $142,656,863
                                                                                          -----------------

Total Investments (Cost $1,052,455,271)                                     99.39%         $1,363,550,811

Excess of Other Assets over Liabilities                                      0.61%             $8,379,409
                                                                  ------------------      -----------------

Net Assets                                                                 100.00%         $1,371,930,220
                                                                  ==================      =================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 6)
<Ff> Denotes security primarily traded in foreign markets
<F#> Dividends are in arrears.
ADR American Depository Receipts
GDR Global Depository Receipts


                       See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Dividend Fund finished the calendar year ended
December 31, 1997, with a total return of 14.0% compared to the S&P 500's total return of 33.4%. During the same time period, the yield on the 30-year treasury fund declined from 6.64% to 5.92%. I am pleased to report the average portfolio yield is 6% which compares very favorably to the one year treasury bill rate of 5.5%.

Since the beginning of the third quarter, the Fund has been changing its composition of stocks, bonds and convertible preferreds in order to place more emphasis on its primary objective of producing current income. During the first half of the year, the Fund's non-income producing securities reached a historically high level of 12% of the portfolio. Originally, the intent was to allow the Fund to participate more in the raging bull market, when, in fact, just the opposite occurred. Recognizing our error toward 1997's fourth quarter, the non-income producing securities were reduced to 5.2% of the portfolio. The proceeds from these sales were used to purchase high-yielding convertible preferred stock and high-yielding corporate bonds. To further our efforts, the Dividend Fund increased the percentage of utility stocks from 13.01% as of June 30, 1997, to a year-end position of 23.25% of the portfolio.

The percentage of convertible preferred stock increased from 22% as of June 30, 1997, to 30.2% on December 31, 1997. The high-yielding corporate bonds increased from 14% to 17.3% during the same period. From the beginning of September to the end of the year, the Fund reduced the number of holdings in the portfolio by 48, bringing the year end total number of holdings to 112. This was done to take gains on the securities we felt had reached their investment return objectives. It also made the Fund less cumbersome to manage. We decided to concentrate on securities that we feel have strong future earning potential and limited downside risk provided by their high yields.

During the calendar year we reduced the Dividend Fund's exposure in Energy, Telecommunications, and the Retail Trade industries. The Fund also increased its positions in the Broadcast/Media, and the Computer and Electronic Equipment sectors. The Fund also entered a new industry: Airlines. Our analysis identified an international carrier, TWA, as being very undervalued.

The past year has been a difficult one for the Dividend Fund as interest rates have dropped to their lowest levels in the past 20 years. The number of good high-yield value ideas has become very limited, however, we continue to ferret out the exceptions. The Fund's yield, as mentioned in the beginning of this letter, has held up well in this declining interest rate environment. With the last quarter's restructuring of the portfolio, the Fund has increased its defensive stance in order to combat a potential down market while increasing the portfolio's yield.

Thank you for your continued interest in the Lindner Dividend Fund. We will make every effort to try to provide you with a steady source of income without incurring undue risk.

Sincerely,

/s/ Eric E. Ryback

Eric E. Ryback
President



Lindner Dividend Fund
-------------------------
FUND PROFILE


This fund's primary objective is to generate current income; capital appreciation is a secondary goal. Investments include common stocks, convertible and non-convertible preferred stocks and corporate bonds, and debt securities issued or guaranteed by the U.S. government or its agencies.


                           portfolio composition by
                              investment category
                               December 31, 1997


                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)
                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER DIVIDEND FUND
---------------------

COMMON STOCKS (38.38%)

Broadcast/Media (0.13%)
  Tescorp, Inc. <F*>                                                      507,700              $2,252,919
                                                                                          -----------------

Chemicals (1.54%)
  Engelhard Corporation                                                 1,600,000             $27,800,000
                                                                                          -----------------

Energy (4.67%)
  Bitech Petroleum Corporation <Fa>, <Ff>, <F*>                         2,696,895              $7,067,335
  Harken Energy Corporation <Fa>, <F*>                                  7,000,000              49,000,000
  Teco Energy, Inc.                                                     1,000,000              28,125,000
                                                                                          -----------------
                                                                                              $84,192,335
                                                                                          -----------------

Financial Services (1.52%)
  American Bank of Connecticut <Fa>                                       122,300              $5,954,481
  John Nuveen and Company, Inc.                                           611,300              21,395,500
                                                                                          -----------------
                                                                                              $27,349,981
                                                                                          -----------------

Healthcare (0.27%)
  Hyseq, Inc. - Rule 144A <F*>                                            600,000              $4,824,000
                                                                                          -----------------

Investments (1.11%)
  Minorco - ADR                                                         1,200,000             $20,100,000
                                                                                          -----------------

Leisure/Entertainment (0.82%)
  Hasbro, Inc.                                                            468,550             $14,759,325
                                                                                          -----------------

Mining (1.11%)
  Cameco Corporation (f)                                                  515,000             $16,698,812
  Uranium Resources, Inc.
    Common stock <Fa>, <F*>                                               339,000               1,313,625
    Common stock <Fa>, <F*>, <Fr>                                         500,000               1,937,500
                                                                                          -----------------
                                                                                              $19,949,937
                                                                                          -----------------

Oil & Gas Exploration (2.03%)
  Sonat, Inc.                                                             800,000             $36,600,000
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Real Estate Investment Trusts (1.40%)
  Hanover Capital Mortgage Holdings, Inc.,
    -Units <Fa>                                                           400,000              $6,600,000
  Ramco-Gershenson Properties Trust                                       118,475               2,332,477
  Redwood Trust, Inc. <Fa>                                                800,000              16,300,000
                                                                                          -----------------
                                                                                              $25,232,477
                                                                                          -----------------

Telecommunications (1.25%)
  Koninklijke PTT Nederland NV -
    Rule 144A <Ff>                                                        540,000             $22,535,517
                                                                                          -----------------

Transportation (0.76%)
  Transportacion Maritima Mexicana - ADR                                1,871,100             $13,799,362
                                                                                          -----------------

Utilities (Gas, Electric & Water) (20.64%)
  DTE Energy Company                                                    1,000,000             $34,687,500
  Dominion Resources, Inc.                                              1,000,000              42,562,500
  El Paso Electric Company <Fa>, <F*>                                   3,700,700              27,061,369
  First Energy Corporation (formerly Ohio Edison Company)               1,000,000              29,000,000
  P P&L Resources, Inc.                                                 2,000,000              47,875,000
  Pacific Gas and Electric Company                                        750,000              22,828,125
  Potomac Electric                                                      1,000,000              25,812,500
  Public Service Enterprise Group, Inc.                                 1,500,000              47,531,250
  The Southern Company                                                    900,000              23,287,500
  Texas Utilities Company                                                 775,000              32,210,937
  Union Electric Company                                                  250,000              10,812,500
  Western Resources, Inc.                                                 659,700              28,367,100
                                                                                          -----------------
                                                                                             $372,036,281
                                                                                          -----------------

Miscellaneous (1.13%)                                                                         $20,242,356
                                                                                          -----------------

Total Common Stocks (Cost $588,537,477)                                                      $691,674,490
                                                                                          -----------------


                       See Notes to Financial Statements

                                                                              11


-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER DIVIDEND FUND
---------------------

PREFERRED STOCKS (36.21%)
Airline (2.18%)
  Transworld Airlines, Inc., $4.625                                       100,000              $6,525,000
  Transworld Airlines, Inc., 8% convertible                               900,000              32,850,000
                                                                                          -----------------
                                                                                              $39,375,000
                                                                                          -----------------

Broadcast/Media (2.56%)
  Cablevision Systems Corporation,
    8.5% convertible                                                    1,200,000             $46,200,000
                                                                                          -----------------

Computer and Electronic Equipment (5.34%)
  The Titan Corporation, $1.00 convertible                                 70,300                $953,444
  Unisys Corporation, $3.75 convertible                                 1,800,000              81,112,500
  Vanstar Financing Trust, 6.75% convertible                              366,000              14,091,000
                                                                                          -----------------
                                                                                              $96,156,944
                                                                                          -----------------

Construction and Real Estate (0.83%)
  LSB Industries, Inc., $3.25 convertible                                 423,900             $14,995,462
                                                                                          -----------------

Energy (9.67%)
  ICO, Inc., $1.6875 convertible                                          442,500             $10,066,875
  Lasmo PLC, Series A, 10%                                                492,600              12,930,750
  Maxus Energy Corporation, 10%                                           200,000               5,237,500
  McDermott International, Inc.,
    $2.20 convertible                                                     319,200              12,129,600
    5.75% convertible - Rule 144A                                         662,500              36,603,125
  Occidental Petroleum Corporation,
    $3.875 convertible - Rule 144A                                        600,000              38,925,000
  Tejas Gas Corporation, $2.49                                            349,700               8,917,350
  Western Gas Resources, Inc.,
    $2.65 convertible                                                   1,209,800              49,450,575
                                                                                          -----------------
                                                                                             $174,260,775
                                                                                          -----------------

Financial Services (1.40%)
  ARM Financial Group, Inc., 9.5%                                         140,000              $3,657,500
  Community Bank, Series B, 13%                                           196,500               5,502,000


                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Financial Services (continued)
  Credit Lyonnais Capital S.C.A., 9.5% -
    Rule 144A                                                             600,000             $16,050,000
                                                                                          -----------------
                                                                                              $25,209,500
                                                                                          -----------------

Food Distribution (1.04%)
  Chiquita Brands International, Inc.,
    Series A, $2.875                                                      368,000             $18,837,000
                                                                                          -----------------

Metals Processing (2.86%)
  Armco Inc., $3.625 convertible                                          312,400             $14,604,700
  USX Corporation, 6.5% convertible                                       802,700              36,924,200
                                                                                          -----------------
                                                                                              $51,528,900
                                                                                          -----------------

Mining (2.89%)
  Battle Mountain Gold Company, $3.25                                      55,000              $2,475,000
  Freeport-McMoran Copper & Gold, Inc.,
    Series B, variable rate                                                12,100                 290,400
    Series C, variable rate                                               751,700              17,101,175
  Pittston Company, $3.125 convertible -
    Rule 144A                                                             825,200              32,182,800
                                                                                          -----------------
                                                                                              $52,049,375
                                                                                          -----------------

Paper, Printing and Publishing (0.34%)
  Interleaf, Inc., Series C, convertible -
    Rule 144A <F*>                                                        505,174              $6,041,881
                                                                                          -----------------

Real Estate Investment Trusts (1.25%)
  Novastar Financial, Inc., Class A convertible and stock
    purchase warrant - Rule 144A                                          666,667             $10,541,672
  Prime Retail, Inc.,
    $2.125 convertible                                                    202,600               4,862,400
    $2.625                                                                260,000               7,085,000
                                                                                          -----------------
                                                                                              $22,489,072
                                                                                          -----------------

Retail Trade (0.72%)
  Designer Holdings Ltd., 6%                                              300,000             $12,900,000
                                                                                          -----------------


                       See Notes to Financial Statements

12

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER DIVIDEND FUND
---------------------
Steel Production (1.62%)
  Bethlehem Steel Corporation, $3.50
    convertible                                                           712,500             $29,212,500
                                                                                          -----------------
Transportation (0.93%)
  Sea Containers Ltd., $4.00 convertible                                  300,000             $16,725,000
                                                                                          -----------------

Utilities (Gas, Electric & Water) (1.19%)
  Central Maine Power Company,
    4.75%                                                                   8,300                $452,931
    5.25%                                                                  42,500               2,563,600
  Cleveland Electric Illuminating Company, Series S, 9%                    16,000              17,200,000
  Texas-New Mexico Power Company, 4.65%                                    16,300               1,217,447
                                                                                          -----------------
                                                                                              $21,433,978
                                                                                          -----------------

Miscellaneous (1.39%)                                                                         $25,129,556
                                                                                          -----------------

Total Preferred Stocks (Cost $595,432,718)                                                   $652,544,943
                                                                                          -----------------

NON-CONVERTIBLE BONDS (17.29%)

Aerospace/Defense (0.61%)
  Alliant Techsystems, Inc., 11.375%, due 2003                        $10,000,000             $11,037,500
                                                                                          -----------------

Airline (0.61%)
  Transworld Airlines, Inc., 12%, due 2002                            $10,750,000             $10,911,250
                                                                                          -----------------

Apparel & Other Textile Products (0.89%)
  Hartmarx Corporation, 10.875%, due 2002                             $15,555,000             $16,099,425
                                                                                          -----------------

Computer and Electronic Equipment (0.08%)
  Scientific Software-Intercomp, Inc., 7% Note, due 2001 with
    warrants attached - Rule 144A                                      $5,000,000              $1,250,000
  Streamlogic Corporation, 14%, due 1998 <F##>                            832,976                 166,596
                                                                                          -----------------
                                                                                               $1,416,596
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Construction and Real Estate (1.24%)
  Avatar Holdings, Inc., 9%, due 2000                                  $4,168,000              $4,042,960
  Congoleum Corporation, 9%, due 2001                                   7,700,000               7,834,750
  Kaufman & Broad Home Corporation, 9.375%, due 2003                   10,000,000              10,425,000
                                                                                          -----------------
                                                                                              $22,302,710
                                                                                          -----------------

Engineering and Manufacturing (0.11%)
  Rohr, Inc., 9.25%, due 2017                                          $2,000,000              $2,060,000
                                                                                          -----------------

Financial Services (3.37%)
  Beal Financial Corporation, 12.75%, due 2000                        $27,500,000             $29,562,500
  Mego Mortgage Corporation
    12 1/2%, due 2001                                                   6,000,000               5,010,000
    12 1/2%, due 2001 - Rule 144A                                       5,000,000               4,175,000
  TeleBanc Financial Corporation, 11.5%, due 2004                       1,500,000               1,500,000
  WSFS Financial Corporation, 11%, due 2005                            19,150,000              20,394,750
                                                                                          -----------------
                                                                                              $60,642,250
                                                                                          -----------------

Industrial Products and Services (0.92%)
  Fruehauf Trailer Corporation, 14.75%, due 2002 <F##>                $20,000,000             $16,600,000
                                                                                          -----------------

Mining (1.47%)
  Kaiser Aluminum & Chemical Corporation, 9.875%, due 2002            $25,500,000             $26,520,000
                                                                                          -----------------

Paper, Printing and Publishing (1.00%)
  United States Banknote Corporation, 10.375%, due 2002               $18,100,000             $18,100,000
                                                                                          -----------------

Retail (0.22%)
  Michaels Stores, Inc., 10.875%, due 2006                             $3,500,000              $3,885,000
                                                                                          -----------------

                       See Notes to Financial Statements

                                                                              13

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER DIVIDEND FUND
---------------------
Satellite Communications (1.91%)
  Iridium World Communications Ltd.,
    13%, due 2005 - Rule 144A                                         $12,000,000             $12,600,000
    14%, due 2005 - Rule 144A                                          20,000,000              21,800,000
                                                                                          -----------------
                                                                                              $34,400,000
                                                                                          -----------------

Transportation (2.61%)
  Global Ocean Carriers Ltd., 10.25%, due 2007                        $20,000,000             $19,200,000
  International Shipholding Corporation, 9%, due 2003                   2,000,000               2,060,000
  Transportacion Maritima Mexicana, S.A. de C.V., 9.25%, due 2003      26,100,000              25,773,750
                                                                                          -----------------
                                                                                              $47,033,750
                                                                                          -----------------

Utilities (Gas, Electric & Water) (1.42%)
  Gascart, 9%, due 1998 - Rule 144A                                   $16,224,000             $15,737,280
  Public Service Company of New Mexico, 10.3%, due 2014                 3,258,000               3,477,915
  Texas-New Mexico Power Company, 9.25%, due 2000                       6,000,000               6,347,454
                                                                                          -----------------
                                                                                              $25,562,649
                                                                                          -----------------

Miscellaneous (0.83%)                                                                         $14,952,463
                                                                                          -----------------

Total Non-Convertible Bonds
  (Cost $308,711,730)                                                                        $311,523,593
                                                                                          -----------------

CONVERTIBLE BONDS (6.40%)

Computer and Electronic Equipment (0.94%)
  Richey Electronics, Inc., 7%, due 2006                              $17,095,000             $16,924,050
                                                                                          -----------------

Leisure and Entertainment (0.42%)
  Savoy Pictures Entertainment, Inc., 7%,
    due 2003 (HSN Inc.)                                                $8,071,000              $7,546,385
                                                                                          -----------------

Mining (0.23%)
  Atlas Corporation, 9%, due 1998 -
    Rule 144A                                                          $3,500,000                $280,000


                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Mining (continued)
  Uranium Resources, Inc., 6.5%, due 1998 - Rule 144A                  $4,500,000              $3,912,750
                                                                                          -----------------
                                                                                               $4,192,750
                                                                                          -----------------

Retail Trade (1.47%)
  Charming Shoppes, 7.5%, due 2006                                    $28,025,000             $26,588,719
                                                                                          -----------------

Telecommunications (2.43%)
  International CableTel Inc., 7%, due 2008 - Rule 144A               $30,000,000             $29,962,500
  Metricom Inc., 8%, due 2003                                          15,000,000              13,800,000
                                                                                          -----------------
                                                                                              $43,762,500
                                                                                          -----------------

Miscellaneous (0.91%)                                                                         $16,396,250
                                                                                          -----------------

Total Convertible Bonds (Cost $117,903,379)                                                  $115,410,654
                                                                                          -----------------

U.S. TREASURY BILLS (0.19%)

  Maturing 1/8/98 (Cost $3,389,415)                                    $3,400,000              $3,390,555
                                                                                          -----------------

Total Investments (Cost $1,613,974,719)                                     98.47%         $1,774,544,235

Excess of Other Assets over Liabilities                                      1.53%            $27,586,154
                                                                  ------------------      -----------------

Net Assets                                                                 100.00%         $1,802,130,389
                                                                  ==================      =================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 6)
<Ff> Denotes security primarily traded in foreign markets
<Fr> Denotes registered but restricted shares
<F#> Dividends are in arrears.
<F##>Denotes bond is in default
ADR American Depository Receipts


                       See Notes to Financial Statements


Lindner Utility Fund
--------------------
FUND PROFILE

This fund seeks current income through investments in securities of domestic and foreign public utility companies, with capital appreciation as a secondary goal. Utilities are broadly defined to include companies that provide basic services on a regular basis.


                       portfolio composition by industry
                               DECEMBER 31, 1997


                                    [GRAPH]





PERFORMANCE SUMMARY

During the calendar year of 1997, the Lindner Utility Fund advanced 19.6%. This compares to a total return of 23.2% and 34.1% by the Dow Jones and New York Stock Exchange utility indices, respectively. Regrettably, we underperformed relative to these benchmarks, primarily in the last quarter of the year. The reasons for this are twofold.

First, as it has become one of our hallmarks, we search out securities that add value by trading at a discount to what our analysis determines they are truly worth. Using this discipline, we identified value in the energy industry as oil and natural gas prices declined. Unfortunately, as we increased our exposure, situations arose that temporarily weakened this sector, including: a warmer than normal heating season, an announced increase in OPEC quotas, the resumption of Iraqi flow of crude into the world supply and the fear of slackened demand in Asia. While these are real concerns, we are comfortable buying select companies that have shown the ability to prosper even when commodity pricing has been weak. Nonetheless, when the tide goes out in a sector, all boats are taken down. Over time, this will change. Value will win out and we will own some excellent energy companies at very attractive levels.

As we alluded to earlier, the other stumbling block for the last quarter was the unfolding Asian Crisis. While we had no direct exposure to this region, the market punished virtually all of the emerging economic markets. Our exposure to the FSU (Former Soviet Union countries) and Latin America (Argentina, Brazil and Columbia) has caused an underperformance in the Fund's international securities. However, we remain steadfast in our belief that we live in an increasingly global economy and we will continue to seek out value in the "basic need" industries. Going forward, we expect to see a normalization in the utility markets and we will continue to monitor and seek out those companies that should prosper in a new global, deregulated, and competitive environment.

We developed the Lindner Utility Fund with the idea that we would be a more diversified alternative to ordinary utility funds that rise and fall with the fluctuations of interest rates. For this reason, you will often see companies in our portfolio involved in industries that are peripheral to the traditional utility industry. We do this to allow the Fund to be able to benefit when traditional utilities are out of favor. We will continue this approach as we continue to see our economy becoming more of a service oriented economy, of which traditional utilities are only a small part.
In the meantime, we continue to search for the right mix of assets that we feel will expose the Fund to "value investing" in the utility industry. After all, that is why you have chosen to invest in the Lindner Family of Funds.
As always, we are most appreciative of your continued support over the years.

Sincerely,

/s/ Eric E. Ryback                        /s/ Rick Eckenrodt, Jr.

Eric E. Ryback                            Rick Eckenrodt, Jr.
President                                 Portfolio Manager

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)
                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER UTILITY FUND
--------------------

COMMON STOCKS (71.39%)

Cable Television Equipment/Systems (2.83%)
  Tescorp, Inc. <F*>                                                      300,000              $1,331,250
                                                                                          -----------------

Electrical Generation (1.48%)
  NRG Generating (U.S.), Inc. <F*>                                         35,000                $695,625
                                                                                          -----------------

Energy (14.81%)
  Bitech Petroleum Corporation <F*>, <Ff>                                 310,000                $812,369
  Harken Energy Corporation <F*>                                          525,000               3,675,000
  Seagull Energy Corporation <F*>                                          80,000               1,650,000
  Union Texas Petroleum Holdings, Inc.                                     40,000                 832,500
                                                                                          -----------------
                                                                                               $6,969,869
                                                                                          -----------------

Energy Service (1.14%)
  Perez Companc S.A. - ADR <F*>                                            75,000                $534,750
                                                                                          -----------------

Foreign Telecommunications (0.73%)
  AI Uralsvyazinform - ADR <F*>                                            30,000                $344,151
                                                                                          -----------------

Industrial Products and Services (1.11%)
  Seversky Tube Works - ADR <F*>                                           15,000                $525,000
                                                                                          -----------------

Mining (1.65%)
  Uranium Resources, Inc. <F*>                                            200,000                $775,000
                                                                                          -----------------

Natural Gas Exploration & Production (1.99%)
  Louis Dreyfus Natural Gas Corporation <F*>                               50,000                $934,375
                                                                                          -----------------

Natural Gas Distribution (1.44%)
  CMS Energy Corporation - Class G                                         25,000                $678,125
                                                                                          -----------------

Natural Gas Pipeline (1.81%)
  Continental Natural Gas, Inc. <F*>                                       79,500                $854,625
                                                                                          -----------------

Oil Service - Drilling (1.07%)
  Pride International, Inc. <F*>                                           20,000                $505,000
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Telecommunication Equipment & Service (1.47%)
  Radiotronica, S.A. <F*>, <Ff>                                            50,000                $693,828
                                                                                          -----------------

Utilities (Gas, Electric & Water) (34.93%)
  Duke Power Company                                                       30,000              $1,661,250
  El Paso Electric Company <F*>                                           273,000               1,996,313
  FirstEnergy Corporation (formerly Ohio Edison Company)                   50,000               1,450,000
  Illinova Corporation                                                     35,000                 942,812
  Irkutskenergo - ADR                                                      50,000                 492,720
  Lenenergo - RDC - Rule 144A <F*>                                             10                 675,000
  Pacific Gas and Electric Company                                         50,000               1,521,875
  Pacificorp                                                               40,000               1,092,500
  Rao Gazprom - ADR - Rule 144A <F*>                                       30,000                 723,900
  Teco Energy, Inc.                                                        50,000               1,406,250
  Texas Utilities Company                                                  25,000               1,039,062
  Unified Energy Systems - Reg S - ADR <F*>                                28,150                 851,538
  Union Electric Company                                                   30,000               1,297,500
  Western Resources, Inc.                                                  30,000               1,290,000
                                                                                          -----------------
                                                                                              $16,440,720
                                                                                          -----------------

Miscellaneous (4.93%)                                                                          $2,319,381
                                                                                          -----------------

Total Common Stocks (Cost $28,451,540)                                                        $33,601,699
                                                                                          -----------------

PREFERRED STOCKS (17.19%)

Cable Television Equipment/Systems (7.36%)
  Cablevision Systems Corporation, Series I, 8.50% convertible             90,000              $3,465,000
                                                                                          -----------------


                       See Notes to Financial Statements

16


-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER UTILITY FUND
--------------------
Energy (5.15%)
  Lukoil Holdings - Preference - ADR - Rule 144A <F*>                      15,000                $480,000
  Maxus Energy, 10%                                                        15,000                 392,811
  Western Gas Resources, Inc., $2.625                                      38,000               1,553,250
                                                                                          -----------------
                                                                                               $2,426,061
                                                                                          -----------------

Media Broadcasting (2.43%)
  Sinclair Broadcast Group, Inc., 6%                                       20,000              $1,140,000
                                                                                          -----------------

Utilities (Gas, Electric & Water) (2.25%)
  Central Maine Power Company,
    4.75%                                                                  11,096                $605,509
    5.25%                                                                   7,500                 452,400
                                                                                          -----------------
                                                                                               $1,057,909
                                                                                          -----------------

Total Preferred Stocks (Cost $5,974,435)                                                       $8,088,970
                                                                                          -----------------

NON-CONVERTIBLE BONDS (2.23%)

Satellite Communications (2.23%)
  Iridium World Communications Ltd.,
    13%, due 2005                                                      $1,000,000              $1,050,000
                                                                                          -----------------

Total Non-Convertible Bonds (Cost $979,164)                                                    $1,050,000
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

CONVERTIBLE BONDS (4.24%)

Cable Television Equipment/Systems (4.24%)
  International CableTel, Inc., 7%, due 2008                           $2,000,000              $1,997,500
                                                                                          -----------------

Total Convertible Bonds (Cost $1,859,715)                                                      $1,997,500
                                                                                          -----------------

U. S. TREASURY BILLS (4.66%)

  Maturing 1-15-98 to 1-22-98 (Cost $2,193,559)                        $2,200,000              $2,194,124
                                                                                          -----------------

  Total Investments (Cost $39,458,413)                                      99.71%            $46,932,293
Excess of Other Assets over Liabilities                                      0.29%               $138,302
                                                                  ------------------      -----------------

Net Assets                                                                 100.00%            $47,070,595
                                                                  ==================      =================

<F*> Non-income producing
<Ff> Denotes security primarily traded in foreign markets
ADR American Depository Receipts
GDR Global Depository Receipts
RDC Russian Depository Receipts


                       See Notes to Financial Statements


PERFORMANCE SUMMARY

For the calendar year ended December 31, 1997, the Lindner/Ryback Small Cap Fund's total return was 31.7%. This compares to the Russell 2000 Index of Small Capitalization stocks' total return of 22.2% for the same period. Over the past two years, our pretax compounded return has been 36.2% versus 19.4% for the Russell 2000 over the same time period. Given our value-based methodology, we expect this would be as pleasant a surprise for you as it has been for us. However, we think it would be unrealistic to expect similar returns in the future for the following reasons:

First, our focus is on after-tax, not pre-tax returns. This makes us reluctant to sell our winners and realize capital gains unnecessarily. The risk in this strategy is that we are willing to hold onto businesses that have superior economics and/or management but whose underlying stocks may have modest near term prospects. This can penalize short term results, but if we are correct regarding the long term prospects of these businesses, our patience will be well rewarded. Our adherence to this strategy has allowed our estimated after-tax returns over the past two years to be very close to our pretax returns--approximately 35% (applying a 50% marginal tax rate). Lastly, there are other issues besides the tax implications that make us cautious in selling our winners, the most prominent of which is the reinvestment risk created. Given the difficulty in finding situations in which to invest, it would be counterproductive to constantly turnover the portfolio hoping to find suitable businesses to replace the ones we sold.

Second, the cash position currently in the fund is 18% which includes one arbitrage situation. This level is somewhat higher than our average cash position was throughout 1997. This is not a market-timing decision but rather our current inability to find the kinds of companies we want to own at reasonable prices. We would gladly be fully invested if and when the opportunity presents itself. However, our large cash position could inhibit performance should the market continue to be ebullient.

Third, opportunities in both the existing positions and our success at finding new ideas are more limited as compared to a year ago. Many of the positions we own have less upside remaining while it is "slim pickings" in terms of new ideas we would like to invest in at the prices we would like to pay. Clearly, we are not as cheerful about the future as the past two years might lead one to believe.

Unfortunately, two of the aforementioned factors have impacted us during the past three months resulting in performance that has been as poor as the small-cap market overall during this period. These results are contrary to what we would have expected as it has long been our goal to outperform in bear markets while maintaining competitive returns in bull markets (the last two years being somewhat of an anomaly). Nonetheless, we believe our investment philosophy, based on free cash flow and asset value, to be a sound one designed to perform well in down markets. We remain steadfast in the belief that our strategy will reward us in the long-run. As always, we are grateful for your patience and support.


Sincerely,

/s/ Eric E. Ryback                  /s/ Donald Wang

Eric E. Ryback                      Donald Wang
President                           Portfolio Manager




Lindner/Ryback
Small-Cap Fund
---------------------
FUND PROFILE


The investment objective of this fund is long-term capital appreciation through investments in common stocks or convertible securities of companies with market capitalization of $750 million or less. Income is a secondary objective.


                       portfolio composition by industry
                               DECEMBER 31, 1997


                                    [GRAPH]

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)
                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER/RYBACK SMALL-CAP FUND
-----------------------------

COMMON STOCKS (87.63%)

Asset Management (1.00%)
  Lexington Global Asset Managers, Inc. <F*>                               48,800                $445,300
                                                                                          -----------------

Cabletelevision Systems (5.62%)
  Scandinavian Broadcasting System S.A. <F*>                               33,000                $808,500
  Tescorp, Inc. <F*>                                                      383,400               1,701,338
                                                                                          -----------------
                                                                                               $2,509,838
                                                                                          -----------------

Commercial Services (0.91%)
  Duff & Phelps Credit Rating Company                                      10,000                $406,250
                                                                                          -----------------

Consumer (5.60%)
  AJL PEPS Trust                                                          106,600              $1,172,600
  Fairfield Communities, Inc. <F*>                                         30,000               1,323,750
                                                                                          -----------------
                                                                                               $2,496,350
                                                                                          -----------------

Distributors (12.79%)
  Aviall, Inc. <F*>                                                       160,000              $2,390,000
  Hawkins Chemical, Inc.                                                   93,200               1,077,625
  Richey Electronics, Inc. <F*>                                           125,000               1,281,250
  SED International, Inc. (formerly Southern Electronics) <F*>             85,000                 956,250
                                                                                          -----------------
                                                                                               $5,705,125
                                                                                          -----------------

Electronic Equipment (2.23%)
  Optek Technology, Inc. <F*>                                              49,800                $992,887
                                                                                          -----------------

Energy (5.32%)
  Castle Energy Corporation                                               110,000              $1,533,125
  Plains Resources, Inc. <F*>                                              49,000                 842,187
                                                                                          -----------------

                                                                                               $2,375,312
                                                                                          -----------------

Food and Beverage (2.75%)
  Corby Distilleries Ltd., Class A <Ff>                                    27,000              $1,226,340
                                                                                          -----------------

Health and Beauty (2.27%)
  The Stephan Company                                                      76,000              $1,011,750
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Insurance (5.29%)
  Cotton States Life Insurance Company                                     55,000              $1,258,125
  Hilb, Rogal and Hamilton Company                                         57,000               1,100,813
                                                                                          -----------------
                                                                                               $2,358,938
                                                                                          -----------------

Manufacturing (5.92%)
  Material Sciences Corporation <F*>                                       30,000                $365,625
  MFRI, Inc. <F*>                                                          68,500                 582,250
  Quixote Corporation                                                     109,000                 872,000
  Transtechnology Corporation                                              29,000                 821,063
                                                                                          -----------------
                                                                                               $2,640,938
                                                                                          -----------------

Mining (0.44%)
  Uranium Resources, Inc. <F*>                                             50,000                $193,750
                                                                                          -----------------

Paper, Printing and Publishing (2.38%)
  American Media, Inc., Class A <F*>                                      137,000              $1,061,750
                                                                                          -----------------

Pipeline Services (2.84%)
  Kaneb Services, Inc. <F*>                                               244,500              $1,268,344
                                                                                          -----------------

Real Estate Services (5.53%)
  Lexford, Inc. <F*>                                                       29,000              $1,000,500
  Resurgence Properties, Inc. <F*>                                         51,400                  89,950
  Tanger Factory Outlet Centers, Inc. - REIT                               45,000               1,375,313
                                                                                          -----------------
                                                                                               $2,465,763
                                                                                          -----------------

Restaurants (4.71%)
  Host Marriott Services Corporation <F*>                                 100,000              $1,487,500
  Scott's Restaurants, Inc. <F*>, <Ff>                                    175,200                 612,159
                                                                                          -----------------
                                                                                               $2,099,659
                                                                                          -----------------

Retail Trade (6.65%)
  Brauns Fashions Corp. <F*>                                              152,000              $1,577,000
  Fingerhut Companies, Inc.                                                65,000               1,389,375
                                                                                          -----------------
                                                                                               $2,966,375
                                                                                          -----------------

                       See Notes to Financial Statements

                                                                              19


-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER/RYBACK SMALL-CAP FUND
-----------------------------
Tobacco Products (7.65%)
  M & F Worldwide Corporation (formerly Power Control
    Technologies, Inc.) <F*>                                              215,100              $2,110,669
  Schweitzer-Mauduit International, Inc.                                   35,000               1,303,750
                                                                                          -----------------
                                                                                               $3,414,419
                                                                                          -----------------

Utilities (Gas, Electric & Water) (7.73%)
  El Paso Electric Company <F*>                                           177,000              $1,294,312
  NRG Generating (U.S.), Inc. <F*>                                        108,500               2,156,437
                                                                                          -----------------
                                                                                               $3,450,749
                                                                                          -----------------

Total Common Stocks (Cost $31,358,548)                                                        $39,089,837
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

U.S. TREASURY BILLS (12.53%)

  U. S. Treasury Bills, maturing 1-8-98 to
    1-22-98 (Cost $5,588,032)                                          $5,600,000              $5,589,169
                                                                                          -----------------

Total Investments (Cost $36,946,580)                                       100.16%            $44,679,006
  Excess of Other Liabilities over Assets                                   -0.16%               ($69,286)
                                                                  ------------------      -----------------

  Net Assets                                                               100.00%            $44,609,720
                                                                  ==================      =================

<F*> Non-income producing
<Ff> Denotes security primarily traded in foreign markets
REIT - Real Estate Investment Trust


                       See Notes to Financial Statements


Lindner Bulwark
Fund
---------------
FUND PROFILE

This non-diversified fund is designed to preserve capital in times of economic adversity, with current income as a secondary objective. Investments include undervalued securities and precious metals, which have historically maintained their value when fixed income and equity markets are generally declining.

                       portfolio composition by industry
                               DECEMBER 31, 1997


                                    [GRAPH]


PERFORMANCE SUMMARY

The Bulwark Fund ended the 1997 calendar year with a total return of (22.27%). There are several reasons for the Fund's disappointing performance during the period.

The Fund was positioned, through ownership of put options, to take advantage of a decline in the broad market indices which did not occur. In fact, the total return from the S&P 500 Index was 33.4%. The Fund no longer owns any put options as this defensive mechanism requires precise timing and even when you are right, you can still lose money. We have abandoned them.

Another position that contributed to the Fund's underperformance was gold as prices declined sharply during the entire year. The downward pressure on the price of gold was driven by large foreign central bank selling due to the remarkable lack of inflation in the U.S. economy. Gold is currently selling at a 19 year low. We feel that gold is at, or very near, a bottom. During the fourth quarter, when the price fell off substantially, we sold our high cost gold mining companies and added on to our low cost gold production firms. The Fund currently has a 7% gold weighting and we are comfortable with that percentage.

Our equity positions have been concentrated in very small illiquid stocks and companies undergoing a restructuring. This segment of the equity market drastically lagged the market averages over the entire year. We have made a concerted effort to reevaluate this portion of the portfolio. During the last quarter of 1997, the Fund eliminated 24 securities that had no promise of recovering. The Fund currently has only 21 long positions of which 4 are earmarked for sale under ideal circumstances.

Our short positions contributed surprisingly very little to the total underperformance despite the strong bull market. Currently, there are 15 short positions. We are adding new positions as we feel the market is trading on very high price-to-earnings levels. We are focused on ascertaining a balance between a short position and long position weighting.

During the fourth quarter, the Fund experienced some changes in its management. As a shareholder, it is fair to ask, "What is the future direction of the Fund and who is currently overseeing it?" I am currently managing the Bulwark Fund with the help of two analysts on our staff. The future portfolio manager will be determined at a later date. As for the direction of the Fund, we have made some adjustments to the portfolio's balance, some of which have been discussed above. To review:

* The Fund is no longer using put positions.
* The Fund is currently holding a 7% portion in gold.
* The Fund has a 40% position in cash which will be deployed into long stock ideas when found.
* The Fund will attempt to keep a strategic weighting of long ideas and short ideas with a bias toward increasing the short positions.

We believe that, with these four main components, the Fund is better equipped to avoid the volatility of the past and show positive results as the year progresses. The results of the past year were a wake-up call to the future of the Fund. We do not want to repeat it. We remain committed to recovering the losses of the past year while providing some reliable consistency to the future performance. We would like to thank you for staying with us over the past year and hope you will give us the opportunity to regain your trust and rebuild your capital. We remain confident that those goals can be achieved.

Sincerely,

/s/ Eric E. Ryback

Eric E. Ryback
President

-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)
                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

LINDNER BULWARK FUND
--------------------

COMMON STOCKS (36.56%)

Computer and Electronic Equipment (3.97%)
  Gradco Systems, Inc. <F*>                                               102,600                $756,675
  Hand Technologies, Inc. - Rule 144A <F*>                                528,000                 330,000
  SED International Holdings, Inc. <F*>                                    41,000                 461,250
  Scientific Software Intercomp, Inc. <Fa>, <F*>                          862,000                 107,750
                                                                                          -----------------
                                                                                               $1,655,675
                                                                                          -----------------

Construction and Real Estate (0.24%)
  Fiberstars, Inc. <F*>                                                    17,500                 $98,437
                                                                                          -----------------

Energy (14.95%)
  Carbo Ceramics, Inc.                                                      7,000                $224,000
  Credo Petroleum Corporation <F*>                                         67,000                 201,000
  Harken Energy Corporation <F*>                                          100,000                 700,000
  Maynard Oil Company <F*>                                                110,800               1,135,700
  Norex Industries, Inc. <F*>                                              97,700               2,002,850
  Petroleum Helicopters, Inc.
    Non-voting common                                                      31,100                 723,075
    Voting common                                                          56,100               1,248,225
                                                                                          -----------------
                                                                                               $6,234,850
                                                                                          -----------------

Investments (0.98%)
  Gateway Industries, Inc. <Fa>,<F*>                                      234,300                $410,025
                                                                                          -----------------

Mining (9.18%)
  Acacia Resources Ltd. <F*>, <Ff>                                        238,069                $217,174
  Bema Gold Corporation <F*>, <Ff>                                         89,300                 212,173
  Canyon Resources Corporation <F*>                                       637,500                 757,031
  Dayton Mining Corporation <F*>, <Ff>                                    300,000                 566,038
  Plutonic Resources Ltd. <Ff>                                            200,000                 557,764
  Uranium Resources Inc. <F*>                                             275,000               1,065,625
  Vengold, Inc. <F*>, <Ff>                                                500,000                 454,228
                                                                                          -----------------
                                                                                               $3,830,033
                                                                                          -----------------

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

Telecommunications (4.24%)
  Commscope, Inc. <F*>                                                    131,600              $1,768,375
                                                                                          -----------------

Miscellaneous (3.00%)                                                                          $1,251,954
                                                                                          -----------------

Total Common Stocks ($19,036,393)                                                             $15,249,349
                                                                                          -----------------

PREFERRED STOCKS (1.49%)

Mining (1.49%)
  Westmoreland Coal Company,
    8.50% convertible voting <F#>, <Fa>                                   119,300                $618,869
                                                                                          -----------------

Total Preferred Stocks ($928,141)                                                                $618,869
                                                                                          -----------------

NON-CONVERTIBLE BONDS (1.09%)

Mining (1.09%)
  South American Gold and Copper Company,
    Ltd., 10%, due 1998 - Rule 144A <Ff>                           CAD $1,300,000                $454,228
                                                                                          -----------------

Total Non-Convertible Bonds (Cost $949,252)                                                      $454,228
                                                                                          -----------------

CONVERTIBLE BONDS (3.13%)

Mining (3.13%)
  Uranium Resources Inc., 6.5% Senior Secured, due 1998 - Rule
    144A                                                               $1,500,000              $1,304,250
                                                                                          -----------------

Total Convertible Bonds (Cost $1,701,970)                                                      $1,304,250
                                                                                          -----------------


                       See Notes to Financial Statements


22


-----------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                                (Unaudited)

                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------


LINDNER BULWARK FUND
--------------------

CALL OPTIONS (0.30%)                                                    Contracts
                                                                 ------------------
  Gold (0.30%)
    July 1998 $450                                                        200,000                 $50,000
    July 1999 $345                                                         10,000                  75,000
                                                                                          -----------------
                                                                                                 $125,000
                                                                                          -----------------

      Total Call Options ($545,000)                                                              $125,000
                                                                                          -----------------

U. S. TREASURY BILLS (41.16%)
  1-8-98 to 1-22-98
    (Cost $17,163,582)                                                $17,200,000             $17,166,549
                                                                                          -----------------

Total Investments (Cost $40,324,338)                                        83.73%            $34,918,245

Cash Deposits with Broker for Securities
  Sold Short                                                                16.50%             $6,884,941

Receivable from Brokers for Securities
  Sold Short                                                                20.37%             $8,493,979

Securities Sold Short                                                      -18.06%            ($7,533,580)

Excess of Other Liabilities over Assets                                     -2.54%            ($1,059,332)
                                                                  ------------------      -----------------

Net Assets                                                                 100.00%            $41,704,253
                                                                  ==================      =================


                                                                 Number of Shares -
                                                                  Principal Amount
Name of Issuer and Title of Issue                                     of Bonds                  Value
----------------------------------------------                   ------------------       -----------------

SCHEDULE OF SECURITIES SOLD SHORT
  Action Performance Companies, Inc.                                       23,000                $871,125
  AES Corporation                                                          10,500                 489,562
  dELiA*s Inc.                                                             27,300                 607,425
  Delta & Pine Land Company                                                28,909                 881,724
  ENCAD, Inc.                                                              19,500                 536,250
  In Focus Systems, Inc.                                                   10,000                 303,750
  Just for Feet, Inc.                                                      14,250                 187,031
  Microchip Technology, Inc.                                                9,900                 297,000
  Miller Industries, Inc.                                                  87,600                 941,700
  Quintiles Transnational Corporation                                      10,000                 382,500
  SOLA International, Inc.                                                 11,000                 360,750
  Splash Technologies, Inc.                                                24,000                 540,000
  STB Systems, Inc.                                                        24,300                 534,600
  Ventana Medical Systems, Inc.                                            29,850                 455,213
  Zoltek Companies, Inc.                                                    5,200                 144,950
                                                                                          -----------------
                                                                                               $7,533,580
                                                                                          =================

<F*> Non-income producing
<Ff> Denotes security primarily traded in foreign markets
<F#> Dividends are in arrears.


                       See Notes to Financial Statements



PERFORMANCE SUMMARY

Going into 1997, we had the greatest of expectations for the international markets. Through the first six months, the Lindner International Fund returned 15.4%. However, a year that started out so optimistically unfortunately turned out to be a trememdous disappointment. This turn of events was due mainly to the Asian economic crisis and the chaotic effect it had on markets in other regions of the world.

While the Fund eliminated most of its exposure in Thailand, Korea and Malaysia early in 1997, the crisis in those countries seemed to reverberate everywhere else. The result was that the Fund was up 2.6% for the 1997 calendar year versus 1.8% for our benchmark, the Morgan Stanley EAFE Index. During the last six months of 1997 the Fund was down 11% while the MS-EAFE was down 8.53%.

Nevertheless, we feel the ratio of prices to intrinsic value in Russia, Poland and some Canadian oil companies is very favorable. We will continue to hold stocks in which we think there is a disparity between the market and intrinsic value. We try not to dwell on the size of the company but rather on its relation to value. This makes the Fund unique relative to other international funds because it will have a higher proportion of emerging market stocks in it. This year we witnessed the downside aspect of the volatility equation. We think the selling in these markets has been very indiscriminate and sometimes unwarranted.

If you are interested in investing internationally in low price to asset value and growth rate, and you can tolerate the risk of fluctuating currencies, this fund may be appropriate for you. I was so impressed with the value of the portfolio's securities in December and January, I increased my own personal position in the Fund.

Thank you for your patience and your continued support.

Sincerely,

/s/ Eric E. Ryback                  /s/ Robert A. Lange

Eric E. Ryback                      Robert A. Lange
President                           Portfolio Manager

For those with internet connections, you are familiar with the information explosion on the World Wide Web. If you want to see how accessible information is, look at these two web sites that represent two companies in the portfolio: One is a telephone company in Russia and the other is a bank in Poland.

www.uralsviazinform.ru
www.big.com.pl/ir/



Lindner International
Fund
--------------------------
FUND PROFILE

This fund seeks capital appreciation through investments in common stocks or convertible securities of companies whose principal business activities are outside the United States. Income is a secondary objective.



                       portfolio composition by country
                               DECEMBER 31, 1997


                                    [GRAPH]

--------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
--------------------------------------------------------------------------------------------

                        SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                        (Unaudited)
                                                          Number of Shares -
                                               Country     Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds            Value
----------------------------------            ---------   ------------------   -------------

LINDNER INTERNATIONAL FUND
--------------------------

COMMON STOCKS (99.49%)

Communications (3.89%)
  ECI Telecommunications Ltd.                   Israel             2,600           $66,300
  Vimpel-Communications -
    ADR <F*>                                    Russia             2,000            71,250
                                                                               -------------
                                                                                  $137,550
                                                                               -------------

Computers and Electronic Equipment (2.07%)
  SED International, Inc. (formerly
    Southern Electronics) <F*>              United States          6,500           $73,125
                                                                               -------------

Construction and Real Estate (6.81%)
  Blagovno Trgovinski Center - GDR -
    Rule 144A <F*>                             Slovenia           12,500           $95,625
  Mostostal Export Corporation
    Common stock - ordinary shares              Poland            32,000            80,794
    Common stock - ADR                          Poland            20,000            50,498
  Tipco Asphalt Public Company Ltd.            Thailand           19,000            13,614
                                                                               -------------
                                                                                  $240,531
                                                                               -------------

Energy (17.24%)
  Bitech Petroleum Corporation <F*>             Canada            69,068          $180,996
  Canadian Occidental Petroleum Ltd.            Canada             3,500            79,188
  Lukoil Oil Company - ADR                      Russia               200            18,500
  Probe Exploration, Inc.                       Canada            85,000           294,025
  Rao Gazprom - ADR -
    Rule 144A <F*>                              Russia             1,500            36,195
                                                                               -------------
                                                                                  $608,904
                                                                               -------------


                                                          Number of Shares -
                                               Country     Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds            Value
----------------------------------            ---------   ------------------   -------------

Financial Services (14.03%)
  Bank Inicjatyw Gospodarczych                  Poland            87,000           $85,151
  Banque Libanaise pour le Commerce SAL
    GDR - Rule 144A <F*>                       Lebanon             3,985           $72,328
  Banque Morocaine du Commerce Exterieur
    - GDR                                      Morocco             4,700            95,175
  Catalana Occidente S.A.                       Spain              1,333            67,868
  Cie Financiere de Paribas                     France               800            69,550
  Misr International Bank (S.A.E) - GDR
    - Rule 144A <F*>                            Egypt              7,200           105,696
                                                                               -------------
                                                                                  $495,768
                                                                               -------------

Food and Beverage (2.38%)
  Danone Group                                  France               200           $35,739
  Foster's Brewing Group, Ltd.                Australia            8,000            15,221
  Kirin Beverage Corporation                    Japan              2,000            33,225
                                                                               -------------
                                                                                   $84,185
                                                                               -------------

Foreign Telecommunications (3.57%)
  AI Uralsvyazinform - ADR <F*>                 Russia            11,000          $126,189
                                                                               -------------

Healthcare (2.45%)
  Slovakofarma, A.S. - GDR <F*>                Slovakia           10,000           $86,672
                                                                               -------------

Industrial Products and Services (11.28%)
  Bridgestone Corporation                       Japan              1,000           $21,766
  Buderus AG                                   Germany               100            44,828
  FAG Kugelfischer Gerog Schafer AG            Germany             3,800            50,195
  Radiotronica, S.A. <F*>                       Spain              8,722           121,031
  Vitro, Sociedad Anonima - ADR                 Mexico            12,300           160,669
                                                                               -------------
                                                                                  $398,489
                                                                               -------------



                       See Notes to Financial Statements

                                                                              25


--------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
--------------------------------------------------------------------------------------------

                        SCHEDULES OF INVESTMENTS - DECEMBER 31, 1997
                                        (Unaudited)

                                                          Number of Shares -
                                               Country     Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds            Value
----------------------------------            ---------   ------------------   -------------

LINDNER INTERNATIONAL FUND
--------------------------
Investments (3.32%)
  Minorco - ADR                               Luxembourg           7,000          $117,250
                                                                               -------------

Leisure & Entertainment (2.03%)
  Grupo Anaya S.A.                              Spain              3,100           $56,950
  Matsushita Electric Industrial Co.,
    Ltd.                                        Japan              1,000            14,690
                                                                               -------------
                                                                                   $71,640
                                                                               -------------

Metals Processing (7.74%)
  Impexmetal S.A. <F*>                          Poland             9,000           $72,002
  Seversky Tube Works - ADR <F*>                Russia             3,000           105,000
  Zindart Limited - ADR <F*>                  Hong Kong            7,000            96,250
                                                                               -------------
                                                                                  $273,252
                                                                               -------------

Mining (8.35%)
  Gold Reserve Corporation <F*>                 Canada            17,400           $63,836
  IAMGOLD International African Mining
    Gold Corporation <F*>                       Canada            24,000            75,472
  Inmet Mining Corporation <F*>                 Canada            15,000            60,273
  Meridian Gold, Inc. <F*>                      Canada            10,000            29,375
  North Ltd.                                  Australia           25,000            65,843
                                                                               -------------
                                                                                  $294,799
                                                                               -------------

Transportation (5.51%)
  Guangshen Railway Company Ltd.                China            290,000           $76,728
  Transportacion Maritima Mexicana - ADR        Mexico            16,000           118,000
                                                                               -------------
                                                                                  $194,728
                                                                               -------------

                                                          Number of Shares -
                                               Country     Principal Amount
Name of Issuer and Title of Issue             of Origin        of Bonds            Value
----------------------------------            ---------   ------------------   -------------

Utilities (Gas, Electric & Water) (8.82%)
  Canadian 88 Energy Corporation <F*>           Canada            14,000           $41,579
  Huaneng Power International, Inc. -
    ADR <F*>                                    China              3,500            81,156
  Irkutskenergo - ADR                           Russia             6,500            64,054
  Unified Energy Systems -
    Reg S - ADR <F*>                            Russia             4,130           124,932
                                                                               -------------
                                                                                  $311,721
                                                                               -------------

Total Common Stocks
  (Cost $3,296,974)                                                             $3,514,803
                                                                               -------------

PREFERRED STOCKS (0.09%)

Mining (0.09%)
  Ashanti Goldfields Company Ltd., $.648        Ghana              1,200            $3,108
                                                                               -------------

Total Preferred Stocks (Cost $0)                                                    $3,108
                                                                               -------------

Total Investments (Cost $3,296,974)                                99.58%       $3,517,911
Excess of Other Assets over Liabilities                             0.42%          $14,899
                                                               ------------    -------------

Net Assets                                                        100.00%       $3,532,810
                                                               ============    =============

<F*> Non-income producing
ADR American Depository Receipts
GDR Global Depository Receipts
Reg S - Regulation S


                       See Notes to Financial Statements



                      THIS PAGE LEFT BLANK INTENTIONALLY

-----------------------------------------------------------------------------------------------------------------
                                              LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
                                            STATEMENTS OF OPERATIONS
                                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                                  (Unaudited)
                                                                      LINDNER GROWTH FUND   LINDNER DIVIDEND FUND
                                                                      -------------------   ---------------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers (net of withholding taxes of
      $32,676, $148,221, $3,374, $10,019, $0 and $2,758
      respectively)                                                        $5,498,011           $39,412,157
    Affiliated issuers (Non-controlled)                                     1,254,413               449,178
  Amortization                                                              4,736,353             2,732,833
  Interest (net of withholding taxes of $13,950, $26,655, $0,
    $0, $0, and $10, respectively)                                          1,631,971            18,475,980
                                                                       ------------------    ------------------
      Total income                                                         13,120,748            61,070,148
                                                                       ------------------    ------------------
Expenses:
  Management fees (Note 3)                                                  3,213,939             4,804,103
  Registration and regulatory fees                                             16,706                19,980
  Dividend expense - short sales                                                   --               122,425
  Professional fees                                                           131,241                94,127
  Custodian fees                                                              118,401                83,992
  Transfer agent fees (Note 3)                                                270,374               359,817
  Shareholder communications                                                  131,010               175,593
  Organizational expense (Note 4)                                                  --                    --
  Other expenses                                                              136,887               204,761
  12b-1 fees - Institutional shares                                             1,149                 2,908
  Expenses reimbursed by advisor                                                   --                    --
                                                                       ------------------    ------------------
      Total expenses                                                        4,019,707             5,867,706
        Fees paid indirectly (Note 6)                                         (24,186)              (30,911)
                                                                       ------------------    ------------------
        Net expenses                                                        3,995,521             5,836,795
                                                                       ------------------    ------------------
  Net investment income/(loss)                                              9,125,227            55,233,353
                                                                       ------------------    ------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments of unaffiliated
  issuers                                                                  61,726,998            (4,589,607)
Net realized (loss) on investments of affiliated issuers
  (Non-controlled)                                                        (11,752,266)          (11,467,837)
Net realized (loss) on securities sold short                                       --            (1,113,366)
Net realized (loss) on option transactions                                         --                    --
Net realized gain (loss) on foreign currency transactions                      (5,809)                4,800
                                                                       ------------------    ------------------
Net realized gain (loss) on investments and foreign currency
  transactions                                                             49,968,923           (17,166,010)
                                                                       ------------------    ------------------
Change in unrealized appreciation (depreciation) on
  investments                                                             (13,657,958)          117,390,633
Net unrealized appreciation on securities sold short                               --                    --
Net unrealized (depreciation) on options                                           --                    --
Net unrealized (depreciation) on translation of assets and
  liabilities in foreign currencies                                            (4,359)               (2,647)
                                                                       ------------------    ------------------
Net unrealized appreciation (depreciation) on investments and
  translation of assets and liabilities in foreign currencies             (13,662,317)          117,387,986
                                                                       ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                              $45,431,833          $155,455,329
                                                                       ==================    ==================

28                     See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
                                                        LINDNER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
                                                      STATEMENTS OF OPERATIONS
                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                                            (Unaudited)
                                                                         LINDNER/RYBACK                                LINDNER
                                                LINDNER UTILITY FUND     SMALL-CAP FUND     LINDNER BULWARK FUND  INTERNATIONAL FUND
                                                --------------------     --------------     --------------------  ------------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffilited issuers (net of withholding taxes
      of $32,676, $148,221, $3,374, $10,019, $0 and
      $2,758 respectively)                               $534,903              $185,372                    --             $13,731
    Affiliated issuers (Non-controlled)                        --                    --                    --                  --
  Amortization                                             32,397               133,635              $235,879               4,048
  Interest (net of withholding taxes of $13,950,
    $26,655, $0, $0, $0, and $10, respectively)           128,861                    --               603,472                 207
                                                    ----------------      ----------------      ----------------      --------------
      Total income                                        696,161               319,007               839,351              17,986
                                                    ----------------      ----------------      ----------------      --------------
Expenses:
  Management fees (Note 3)                                157,659               133,680               265,588              21,912
  Registration and regulatory fees                         20,257                19,092                18,219              19,760
  Dividend expense - short sales                               --                    --                 2,212                  --
  Professional fees                                         3,369                 1,913                13,547                 521
  Custodian fees                                            3,813                 1,246                   442               5,637
  Transfer agent fees (Note 3)                             13,823                 9,637                13,742               2,288
  Shareholder communications                                7,244                 5,814
  Organizational expense (Note 4)                           3,310                 2,983                 6,423               3,669
  Other expenses                                            7,113                 3,493                13,896               2,268
  12b-1 fees - Institutional shares                            72                   223                   400                  --
  Expenses reimbursed by advisor                               --                    --                    --              (9,766)
                                                    ----------------      ----------------      ----------------      --------------
      Total expenses                                      216,660               178,081               334,469              46,289
        Fees paid indirectly (Note 6)                        (708)                 (687)                 (752)                (43)
                                                    ----------------      ----------------      ----------------      --------------
        Net expenses                                      215,952               177,394               333,717              46,246
                                                    ----------------      ----------------      ----------------      --------------
  Net investment income/(loss)                            480,209               141,613               505,634             (28,260)
                                                    ----------------      ----------------      ----------------      --------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments of
  unaffiliated issuers                                  1,848,105               984,650            (1,761,111)           (195,867)
Net realized (loss) on investments of affiliated
  issuers (Non-controlled)                                     --                    --              (575,376)                 --
Net realized (loss) on securities sold short                   --                    --            (3,221,351)                 --
Net realized (loss) on option transactions                     --                    --            (7,178,263)                 --
Net realized gain (loss) on foreign currency
  transactions                                               (248)                 (552)                 (768)               (665)
                                                    ----------------      ----------------      ----------------      --------------
Net realized gain (loss) on investments and
  foreign currency transactions                         1,847,857               984,098           (12,736,869)           (196,532)
                                                    ----------------      ----------------      ----------------      --------------
Change in unrealized appreciation (depreciation) on
  investments                                           1,873,861             3,363,676             7,035,078            (263,838)
Net unrealized appreciation on securities sold short           --                    --               557,455                  --
Net unrealized (depreciation) on options                       --                    --              (420,000)                 --
Net unrealized (depreciation) on translation of
  assets and liabilities in foreign currencies                 --                    --                (1,001)                (75)
                                                    ----------------      ----------------      ----------------      --------------
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities in foreign currencies                     1,873,861             3,363,676             7,171,532            (263,913)
                                                    ----------------      ----------------      ----------------      --------------
NET INCREASE (DECREASED) IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $4,201,927            $4,489,387           $(5,059,703)          $(488,705)
                                                    ================      ================      ================      ==============

                       See Notes to Financial Statements                    29

------------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
------------------------------------------------------------------------------------------------------------
                                    STATEMENTS OF CHANGES IN NET ASSETS
                                    FOR THE YEAR ENDED DECEMBER 31, 1997
                                      AND THE YEAR ENDED JUNE 30, 1997
                                                (Unaudited)
                                             LINDNER GROWTH FUND                LINDNER DIVIDEND FUND
                                      ----------------------------------  ----------------------------------
                                        December 31,        June 30,        December 31,        June 30,
                                            1997              1997              1997              1997
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)           $9,125,227       $19,791,890       $55,233,353      $127,128,085
    Net realized gain (loss) on
      investments and foreign
      currency transactions                49,968,923       164,350,300       (17,166,010)      142,456,950
    Net increase (decrease) in
      unrealized appreciation on
      investments and translation
      of assets and liabilities in
      foreign currencies                  (13,662,317)      (10,309,030)      117,387,986       (87,961,498)
                                      ----------------  ----------------  ----------------  ----------------
    Net Increase (Decrease) in Net
      Assets                              $45,431,833      $173,833,160      $155,455,329      $181,623,537
                                      ----------------  ----------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
        Investors shares                 ($17,507,712)     ($20,932,704)     ($50,233,629)    ($131,109,911)
        Institutional shares                  (11,745)             (235)          (62,376)          (64,347)
    From net realized gain on
      investments and foreign
      currency transactions:
        Investors shares                 (181,609,829)     (166,339,554)     (152,583,081)      (62,624,754)
        Institutional shares                 (131,660)           (1,972)         (206,827)          (10,487)
                                      ----------------  ----------------  ----------------  ----------------
    Net decrease in net assets from
      distributions to shareholders     ($199,260,946)    ($187,274,465)    ($203,085,913)    ($193,809,499)
                                      ----------------  ----------------  ----------------  ----------------
FUND SHARE TRANSACTIONS (NOTE 7:)
    Investors shares                      $29,646,522       $62,327,472     ($169,672,139)    ($263,821,666)
    Institutional shares                    1,036,420            95,895           527,579         1,979,699
                                      ----------------  ----------------  ----------------  ----------------
    Net Increase (Decrease) in Fund
      Share Transactions                   30,682,942        62,423,367      (169,144,560)     (261,841,967)
                                      ----------------  ----------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                ($123,146,171)      $48,982,062     ($216,775,144)    ($274,027,929)
Net Assets at the Beginning of the
  Period                               $1,495,076,391    $1,466,094,329    $2,018,905,533    $2,292,933,462
                                      ----------------  ----------------  ----------------  ----------------
Net Assets at the End of the Period    $1,371,930,220    $1,495,076,391    $1,802,130,389    $2,018,905,533
                                      ================  ================  ================  ================
Undistributed Net Investment Income
  (Loss) Included in Net Assets at
  the End of the Period                    $1,316,094        $9,710,325        $3,131,718       ($1,805,630)
                                      ================  ================  ================  ================

30                     See Notes to Financial Statements

---------------------------------------------------------------------------------------------
                                     LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------
                             STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEAR ENDED DECEMBER 31, 1997
                               AND THE YEAR ENDED JUNE 30, 1997
                                         (Unaudited)
                                                                         LINDNER/RYBACK
                                          LINDNER UTILITY FUND           SMALL-CAP FUND
                                       --------------------------  --------------------------
                                       December 31,    June 30,    December 31,    June 30,
                                           1997          1997          1997          1997
                                       ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)          $480,209    $1,086,682      $141,613       $72,833
    Net realized gain (loss) on
      investments and foreign
      currency transactions              1,847,857     2,371,071       984,098     1,324,888
    Net increase (decrease) in
      unrealized appreciation on
      investments and translation
      of assets and liabilities in
      foreign currencies                 1,873,861     1,512,781     3,363,676     2,624,124
                                       ------------  ------------  ------------  ------------
    Net Increase (Decrease) in Net
      Assets                            $4,201,927    $4,970,534    $4,489,387    $4,021,845
                                       ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
        Investors shares                 ($474,365)  ($1,156,654)    ($204,098)     ($26,731)
        Institutional shares                  (317)       (2,247)         (910)           --
    From net realized gain on
      investments and foreign
      currency transactions:
        Investors shares                (2,523,984)      (36,612)  ($1,478,469)           --
        Institutional shares                  (439)         (346)      ($8,066)           --
                                       ------------  ------------  ------------  ------------
    Net decrease in net assets from
      distributions to shareholders    ($2,999,105)  ($1,195,759)  ($1,691,543)      (26,731)
                                       ------------  ------------  ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 7:)
    Investors shares                     ($848,101)  $10,645,924   $16,782,505   $10,705,810
    Institutional shares                   (48,042)       44,337       219,008           150
                                       ------------  ------------  ------------  ------------
    Net Increase (Decrease) in Fund
      Share Transactions                  (896,143)   10,690,261    17,001,513    10,705,960
                                       ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  $306,679   $14,465,036   $19,799,357   $14,701,074
Net Assets at the Beginning of the
  Period                               $46,763,916   $32,298,880   $24,810,363   $10,109,289
                                       ------------  ------------  ------------  ------------
Net Assets at the End of the Period    $47,070,595   $46,763,916   $44,609,720   $24,810,363
                                       ============  ============  ============  ============
Undistributed Net Investment Income
  (Loss) Included in Net Assets at
  the End of the Period                    $37,144       $31,617      ($57,960)       $5,434
                                       ============  ============  ============  ============


                                          LINDNER BULWARK FUND     LINDNER INTERNATIONAL FUND
                                       --------------------------  --------------------------
                                       December 31,    June 30,    December 31,    June 30,
                                           1997          1997          1997          1997
                                       ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)          $505,634    $3,056,218      ($28,260)      ($3,525)
    Net realized gain (loss) on
      investments and foreign
      currency transactions            (12,736,869)     (366,095)     (196,532)       84,657
    Net increase (decrease) in
      unrealized appreciation on
      investments and translation
      of assets and liabilities in
      foreign currencies                 7,171,532   (20,902,706)     (263,913)      391,577
                                      ------------- -------------  ------------  ------------
    Net Increase (Decrease) in Net
      Assets                           ($5,059,703) ($18,212,583)    ($488,705)     $472,709
                                      ------------- -------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
        Investors shares               ($2,703,161)  ($1,311,535)           --         ($281)
        Institutional shares                    --       (28,351)           --            --
    From net realized gain on
      investments and foreign
      currency transactions:
        Investors shares                        --            --       (81,079)      (27,129)
        Institutional shares                    --            --            (8)           (2)
                                      ------------- -------------  ------------  ------------
    Net decrease in net assets from
      distributions to shareholders    ($2,703,161)  ($1,339,886)      (81,087)     ($27,412)
                                      ------------- -------------  ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 7:)
    Investors shares                  ($19,144,869)  $25,436,861     ($608,182)   $3,063,117
    Institutional shares                (1,468,359)    1,938,107             7           383
                                      ------------- -------------  ------------  ------------
    Net Increase (Decrease) in Fund
      Shares Transactions              (20,613,228)   27,374,968      (608,175)    3,063,500
                                      ------------- -------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                              ($28,376,092)   $7,822,499   ($1,177,967)   $3,508,797
Net Assets at the Beginning of the
  Period                               $70,080,345   $62,257,846    $4,710,777    $1,201,980
                                      ------------- -------------  ------------  ------------
Net Assets at the End of the Period    $41,704,253   $70,080,345    $3,532,810    $4,710,777
                                      ============= =============  ============  ============
Undistributed Net Investment Income
  (Loss) Included in Net Assets at
  the End of the Period                    $27,163    $2,224,739      ($31,740)      ($3,480)
                                      ============= =============  ============  ============



                       See Notes to Financial Statements                     31

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. Organization and Significant Accounting Policies

    Lindner Investments, a Massachusetts business trust (the "Funds"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Six series of shares are currently issued: (1) Lindner Growth Fund, (2) Lindner Dividend Fund, (3) Lindner Utility Fund, (4) Lindner/Ryback Small-Cap Fund, (5) Lindner Bulwark Fund, and (6) Lindner International Fund. The Funds offer both Investor and Institutional classes of shares. Investor shares are sold without a 12b-1 fee. Institutional shares are sold with a 12b-1 fee. Institutional shares sold have their own distribution/administrative service plan and certain expenses are directly allocated to that class.

    The following is a summary of significant accounting policies followed by the Funds.

    Security Valuation

        Investments in securities traded on a national securities exchange or in the NASDAQ Stock Market are valued at the last reported sales price as of the close of the New York Stock Exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the day are valued at the mean between the last reported bid and asked prices. The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the valuation date. When market quotes are not readily available, such securities are valued at fair value as determined in good faith by the Board of Trustees.

    Foreign Currency Translation

        The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

        Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

    Income Taxes

        It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    Short Sales

        The Lindner Bulwark series may invest in short sales of securities in order to profit from declines in stock prices. When a Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities and cash as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received. Other Funds may engage in short sales of securities if they own or have the right to acquire, without the payment of further consideration, an approximately equal amount of such securities ("short sales against the box").
32

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies (continued)

    Use of Management Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

    Allocation of Income, Expenses and Gains and Losses

        The Funds allocate income, expenses (other than class specific expenses) and gains and losses daily to each class of shares based upon the relative proportion of shares represented by each class. Operating expenses directly attributable to a specific class are charged against the operation of that class.

    Other

        The Funds follow industry practice and record security transactions on the trade date. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured. Premiums and discounts, if any, on securities purchases are amortized over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

2. Investment Transactions

    For the six months ended December 31, 1997, aggregate purchases and sales of investment securities, other than options, securities sold short, and short-term obligations were as follows:

                                                             Purchases               Sales
                                                             ---------               -----
  LINDNER GROWTH FUND                                       $252,393,092          $411,999,499
  LINDNER DIVIDEND FUND                                      584,656,268           754,651,475
  LINDNER UTILITY FUND                                        16,216,616            20,287,745
  LINDNER/RYBACK
    SMALL-CAP FUND                                            16,264,451             2,590,367
  LINDNER BULWARK FUND                                         4,784,339            19,009,156
  LINDNER INTERNATIONAL FUND                                     867,611             1,292,803

    For the six months ended December 31, 1997, aggregate purchases and sales of U.S. Government securities were as follows:

                                                             Purchases               Sales
                                                             ---------               -----
  LINDNER GROWTH FUND                                       $642,148,128          $647,305,364
  LINDNER DIVIDEND FUND                                      339,423,216           493,305,518
  LINDNER UTILITY FUND                                        16,625,413            14,557,210
  LINDNER/RYBACK
    SMALL-CAP FUND                                            41,039,168            39,076,904
  LINDNER BULWARK FUND                                       127,380,232           124,857,639
  LINDNER INTERNATIONAL FUND                                   2,591,550             2,795,279

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

2. Investment Transactions (continued)

    For the six months ended December 31, 1997, aggregate purchases and sales of options in the Lindner Bulwark Fund were $7,287,952 and $7,012,288, respectively.

    For the six months ended December 31, 1997, the cost of investments purchased to cover short sales and the proceeds from investments sold short were as follows:

                                                              Short Sales            Covers
                                                              -----------            ------
  LINDNER DIVIDEND FUND                                       $ 5,531,873          $ 5,922,161
  LINDNER BULWARK FUND                                         13,293,378           22,345,243

    On December 31, 1997, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                       Appreciation     (Depreciation)       Net         Federal Tax Cost
                                       ------------     --------------       ---         ----------------
  LINDNER GROWTH FUND                  $396,553,793      $(85,458,255)   $311,095,538      $1,052,455,271
  LINDNER DIVIDEND FUND                 221,502,321       (60,907,450)    160,594,871       1,613,949,364
  LINDNER UTILITY FUND                    8,925,793        (1,451,913)      7,473,880          39,459,413
  LINDNER/RYBACK
    SMALL-CAP FUND                        8,802,087        (1,069,661)      7,732,426          36,946,580
  LINDNER BULWARK FUND                    3,141,965        (7,990,603)     (4,848,638)         40,324,338
  LINDNER INTERNATIONAL FUND                646,824          (425,888)        220,936           3,296,974

3. Fees and Other Transactions with Affiliates

    The management fee for Lindner Growth Fund series is payable to Ryback Management (the "Adviser") (before reimbursement of expenses to the Funds, if any) at the annual rate of .7% of average net assets up to $50 million, .6% of the next $350 million and .5% of the excess over $400 million. Depending on Lindner Growth Fund's performance compared to the S&P 500 Composite Index, the fee may be increased or decreased by up to .2%. For the six months ended December 31, 1997, the Lindner Growth Fund under performed the S&P. Accordingly, the basic Advisor's fee of $3,959,430 was reduced by a performance penalty of .1% of average net assets, or $745,491. This resulted in a net Advisor's fee of $3,213,939.

    The management fee for Lindner Dividend Fund series is payable quarterly to the Adviser (before reimbursement of expenses to the Funds, if any) at the annual rate of .7% of average net assets up to $50 million, .6% of the next $150 million and .5% of the excess over $200 million.

    The management fee is payable monthly to the Adviser by Lindner Utility Fund and Lindner/Ryback Small-Cap Fund according to the following annual percentage rate of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of each of the Funds: .7% on the first $50,000,000, .6% on the next $150,000,000 and .5% of the excess of $200,000,000.

    The management fee from Lindner Bulwark Fund and Lindner International Fund is payable monthly to the Adviser at the annual percentage rate of 1% of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of each of the Funds.

    Annual operating and management expenses for the Lindner Growth Fund and Lindner Dividend Fund, excluding taxes and interest, may not exceed 1.5% of the first $30 million of average net assets plus 1% of average net assets in excess of $30 million of the respective funds.
34

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------

3. Fees and Other Transactions with Affiliates (continued)

    Ryback Management Corporation, acting as stock transfer agent and dividend disbursing agent for the Funds, is compensated at a rate of 75 cents per shareholder account per month. During the six months ended December 31, 1997, the following transfer agent fees were paid to Ryback Management
    Corporation: Lindner Growth Fund ($232,261), Lindner Dividend Fund ($314,807), Lindner Utility Fund ($11,479), Lindner/Ryback Small-Cap Fund ($8,132), Lindner Bulwark Fund ($11,508), and Lindner International Fund ($1,905).

    Certain officers and directors of the Funds are affiliates of Ryback Management Corporation.

4. Organizational Expense

    The following is a schedule of expenses in connection with the organization and registration of the Funds which are being amortized and reimbursed to the Adviser on a straight line basis over a period of five years:

                                                             Original       Accumulated        1997
                                                             Expense        Amortization      Expense
                                                             --------       ------------      -------
  LINDNER UTILITY FUND                                       $32,377          $27,867         $3,310
  LINDNER/RYBACK
    SMALL-CAP FUND                                            29,182           23,294          2,983
  LINDNER BULWARK FUND                                        62,831           49,503          6,423
  LINDNER INTERNATIONAL FUND                                  35,889           21,854          3,669

    Any redemption by the shareholders of the Adviser of their initial investment in Lindner Utility Fund of $100,000 will reduce the reimbursement by a pro rata portion of any of the then unamortized expenses.

5. Transactions with Affiliates

    Issuers of whose voting stock the Funds own more than 5% but less than 25% are classified as "affiliates (Non-controlled"). Following is an analysis of transactions for the six months ended December 31, 1997, with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                                      Gain(Loss)
                                                                                                                       Realized
                                                                                                       Dividend        on Sale
        Security Name                                        Activity                                   Income        of Shares
------------------------------    ---------------------------------------------------------------     ----------     ------------
                                    Value at        Purchases,         Sales,           Value
                                   Beginning        Additions        Reductions       at End of
                                   of Period         at Cost          at Cost           Period
                                  ------------     ------------     ------------     ------------
LINDNER GROWTH FUND
7th Level, Inc.                   $  2,800,746                      $  2,426,795     $          0                    $    467,073
AlarmGuard Holdings                  3,371,049                         2,454,688                0                         802,833
Alliant Techsystems, Inc.           47,575,000                           545,882       46,696,200                       1,003,735
Allied Healthcare Products,
  Inc.                               4,258,800                                          5,077,800
American Classic Voyages
  Company                                 <F#>     $    928,313                        12,799,875
American Media, Inc., Class A       18,248,300                         2,647,935       16,413,725                       1,025,726
Anvil Range Mining                   1,970,968                         5,045,570                0                      (3,250,411)
Autoinfo, Inc.                       1,123,688                         1,044,605            <F##>                        (509,635)
Bitech Petroleum Corporation -
  Rule 144A                          3,986,952          416,130                             <F##>
BFX Hospitality Group, Inc.
  (formerly Buffton
  Corporation)                       1,127,250                         1,373,817                0                        (221,517)
Canyon Resources Corporation         5,807,100          241,337                         2,953,788
                                                                             35


---------------------------------------------------------------------------------------------------------------------------------
                                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Gain(Loss)
                                                                                                                       Realized
                                                                                                       Dividend        on Sale
        Security Name                                        Activity                                   Income        of Shares
------------------------------    ---------------------------------------------------------------     ----------     ------------
                                    Value at        Purchases,         Sales,           Value
                                   Beginning        Additions        Reductions       at End of
                                   of Period         at Cost          at Cost           Period
                                  ------------     ------------     ------------     ------------
LINDNER GROWTH FUND
  (CONTINUED)
Cardiometrics, Inc. <F^^>         $  4,742,419                      $  2,887,268     $          0
Charming Shoppes, Inc.              43,446,721     $    315,313          751,563       38,450,156                    $    161,845
CML Group, Inc.                      5,113,606                         5,909,712            <F##>                         401,889
The Coast Distribution Company       1,690,875                                          1,565,625
Comprehensive Care Corporation
  - Rule 144A                        3,031,250                                          1,671,875
CPI Corporation                     20,099,100        2,835,621        2,600,001       21,649,863     $  224,000          716,908
Dayton Mining Corporation            9,086,075                                          4,926,981
Designs, Inc.                             <F#>        4,735,001                         3,600,000
Eagle Point Software
  Corporation                        1,140,625                           937,500                0                         (75,029)
EMCON                                1,803,425                         1,671,318                0                          55,124
Eskimo Pie Corporation               2,970,625                                          2,817,500         24,500
Fiberstars, Inc.                     1,638,488                                          1,890,563
Gainsco, Inc.                            <F++>       10,549,625                        10,388,700         28,533
Gateway Industries, Inc.               661,968                                            570,325
General Magic, Inc.                  3,252,800                         2,059,120                0                         560,224
The Good Guys, Inc.                  6,737,625                                          9,133,225
Gradco Systems, Inc.                 3,618,250          472,500                         5,723,000
Handleman Company                   20,503,275                        23,278,161                0                      (1,895,063)
Hilb, Rogal and Hamilton
  Company                           17,000,000                                         19,312,500        310,000
Hyseq, Inc. - Rule 144A                   <F#>        1,642,800                         5,788,800
International Bancshares
  Corporation                       25,515,765                                              <F##>
London & Overseas Freighters
  Ltd. - ADR                         5,702,344                                          6,183,875
Maynard Oil Company - ADR            7,925,125                                          4,998,925
Metricom, Inc.                       8,580,750                        22,521,243                0                     (13,099,243)
Micronics Computers, Inc.            4,011,569                         7,721,946                0                      (5,072,476)
MFRI, Inc.                           3,239,500                                          2,898,500
MK Gold Company                      2,826,875                         2,447,759                0                        (764,195)
The Morningstar Group, Inc. <F^^>   26,878,125                         9,818,882                0                       8,117,460
Noodle Kidoodle, Inc.                2,302,125                         3,035,841                0                      (1,155,679)
OMI, Inc.                           23,189,063          961,594        1,968,875       19,982,813                       2,370,127
Quixote Corporation                  5,636,000                                          5,636,000         91,585
Ramco-Gershenson Properties
  Trust                              9,574,341                           681,910        9,843,750        420,000          101,880
Recycling Industries, Inc.           1,937,500          240,950                         6,252,000
Rightchoice Managed Care, Inc,       3,515,400        2,076,965                             <F##>
Rose's Stores, Inc.                  1,139,506                         1,680,287                0                        (925,560)
SED International Holdings,
  Inc.                                    <F#>       11,233,760                        11,334,375
Scientific Software-Intercomp,
  Inc.                                 412,212                                            108,500
South American Gold and Copper
  Company Ltd.                         447,626                           990,468                0                        (835,685)
Spaghetti Warehouse, Inc.            3,377,400                         2,720,186                0                         379,743
Summit Medical Systems, Inc.         1,553,200                         1,673,588                0                        (112,340)
Superior Surgical Mfg.
  Company, Inc.                      5,792,750           46,200                         7,952,000        116,795
Tanknology Environmental, Inc.       2,566,680                                          2,256,980
Transtechnology Corporation          6,825,000                                          8,493,750         39,000

36

---------------------------------------------------------------------------------------------------------------------------------
                                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Gain(Loss)
                                                                                                                       Realized
                                                                                                       Dividend        on Sale
        Security Name                                        Activity                                   Income        of Shares
------------------------------    ---------------------------------------------------------------     ----------     ------------
                                    Value at        Purchases,         Sales,           Value
                                   Beginning        Additions        Reductions       at End of
                                   of Period         at Cost          at Cost           Period
                                  ------------     ------------     ------------     ------------
LINDNER GROWTH FUND
  (CONTINUED)
Uni-Marts, Inc.                   $  2,935,500     $     47,902                      $  2,089,500
United Retail Group, Inc.            2,591,500                                          4,211,188
Uranium Resources, Inc.              5,026,209                                          3,315,159
Vertex Communications
  Corporation                       11,235,000                                         10,132,500
Wave Technologies
  International, Inc.                1,627,500          238,125                         1,935,938
Westmoreland Coal Company 8.5%
  Convertible Preferred
  (Voting)                             733,950          108,499                           828,444
                                  ------------     ------------     ------------     ------------     ----------     ------------
                                  $413,905,495     $ 37,090,635     $110,894,920     $319,884,696     $1,254,413     $(11,752,266)
                                  ============     ============     ============     ============     ==========     ============
LINDNER DIVIDEND FUND
American Bank of Connecticut      $  4,395,155                                       $  5,954,481     $  105,178
Bitech Petroleum Corporation         5,304,430     $     84,010                         7,067,335
El Paso Electric Company            26,837,500                      $    603,860       27,061,369                    $     (4,956)
Handleman Company                   18,483,038                        19,021,462                0                      (3,697,706)
Hanover Capital Mortgage -
  Units                                  <F++>        6,356,654                         6,600,000         64,000
Harken Energy Corporation           45,500,000        2,941,751                        49,000,000
Metricom, Inc.                       7,143,188                        15,834,140                0                      (7,990,640)
Redwood Trust, Inc.                      <F++>       20,902,162                        16,300,000        280,000
Spaghetti Warehouse, Inc.            2,879,400                         2,399,500                0                         225,465
Uranium Resources, Inc.
    Common stock                     1,991,625                                          1,313,625
    Common stock - Rule 144A         2,937,500                                          1,937,500
                                  ------------     ------------     ------------     ------------     ----------     ------------
                                  $115,471,836     $ 30,284,577     $ 37,858,962     $115,234,310     $  449,178     $(11,467,837)
                                  ============     ============     ============     ============     ==========     ============
LINDNER BULWARK FUND
BFX Hospitality Group, Inc.
  (formerly Buffton
  Corporation)                    $  1,064,250                      $  1,194,635     $          0                    $   (106,735)
Gateway Industries, Inc.               475,910                                            410,025
Rose's Stores, Inc.                  1,148,870                         1,511,712                0                        (468,641)
Scientific Software Intercomp,
  Inc.                                 409,364                                            107,750
Westmoreland Coal Company 8.5%
  Convertible Preferred
  (Voting)                             626,325                                            618,869
                                  ------------     ------------     ------------     ------------     ----------     ------------
                                  $  3,724,719     $          0     $  2,706,347     $  1,136,644     $        0     $   (575,376)
                                  ============     ============     ============     ============     ==========     ============

<F#> -  At June 30, 1997, was not affiliated.
<F++> - At June 30, 1997, was not owned.
<F##> - At December 31, 1997, was not affiliated.
<F^^> - Investment merged into another security resulting in no gain or loss. Any gain or loss disclosed is a result of sales prior to merger.

-------------------------------------------------------------------------------
                              LINDNER INVESTMENTS
-------------------------------------------------------------------------------
6. Expense Offset Arrangements

    The Funds have an arrangement whereby custodian expenses are reduced by maintaining a compensating balance with the custodian. The Funds could have invested the assets used by the custodian in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In the Statements of Operations and expense ratio in the Financial Highlights, total expenses include the expense which had been offset. The following are the aggregate amounts for the six months ended December 31, 1997, by which expenses have been increased for financial statement presentation:

             LINDNER GROWTH FUND                                             $24,186
             LINDNER DIVIDEND FUND                                            30,911
             LINDNER UTILITY FUND                                                708
             LINDNER/RYBACK
               SMALL-CAP FUND                                                    687
             LINDNER BULWARK FUND                                                752
             LINDNER INTERNATIONAL FUND                                           43

7. Capital Stock

    The Funds have authorized unlimited shares of $.01 par value Investor shares and Institutional shares. Transactions in shares of capital stock for the six months ended December 31, 1997, were as follows:

                                                          Six Months Ended
                                                          December 31, 1997                      Year Ended June 30, 1997
                                                     --------------------------                 ---------------------------
                                                     Shares              Amount                 Shares               Amount
                                                     ------              ------                 ------               ------
LINDNER GROWTH FUND
Investor shares
---------------
Sold                                                 1,569,872        $  44,543,672             4,034,285         $ 104,275,859
Dividends and Distributions reinvested               8,184,341          183,247,393             7,123,614           174,101,137
Redeemed                                            (7,307,851)        (198,144,543)           (8,411,952)         (216,049,524)
                                                   -----------        -------------           -----------         -------------
Net increase                                         2,446,362        $  29,646,522             2,745,947         $  62,327,472
                                                   ===========        =============           ===========         =============
Institutional shares
--------------------
Sold                                                    36,397        $     961,373                 3,917         $      95,942
Dividends and Distributions reinvested                   6,416              143,404                     1                    13
Redeemed                                                (2,547)             (68,357)                   (2)                  (60)
                                                   -----------        -------------           -----------         -------------
Net increase                                            40,266        $   1,036,420                 3,916         $      95,895
                                                   ===========        =============           ===========         =============
LINDNER DIVIDEND FUND
Investor shares
---------------
Sold                                                 2,680,538        $  76,794,357            11,601,117         $ 321,785,067
Dividends and Distributions reinvested               6,477,740          172,580,937             5,881,248           161,114,417
Redeemed                                           (14,674,931)        (419,047,433)          (26,976,613)         (746,721,150)
                                                   -----------        -------------           -----------         -------------
Net increase                                        (5,516,653)       $(169,672,139)           (9,494,248)        $(263,821,666)
                                                   ===========        =============           ===========         =============
Institutional shares
--------------------
Sold                                                    14,999        $     430,065                82,348         $   2,267,410
Dividends and Distributions reinvested                  10,075              267,772                 2,723                74,615
Redeemed                                                (6,037)            (170,258)              (13,041)             (362,326)
                                                   -----------        -------------           -----------         -------------
Net increase                                            19,037        $     527,579                72,030         $   1,979,699
                                                   ===========        =============           ===========         =============

38

---------------------------------------------------------------------------------------------------------------------------
                                                   LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------

                                                          Six Months Ended
                                                          December 31, 1997                      Year Ended June 30, 1997
                                                     --------------------------                 ---------------------------
                                                     Shares              Amount                 Shares               Amount
                                                     ------              ------                 ------               ------
LINDNER UTILITY FUND
Investor shares
---------------
Sold                                                   381,105        $   6,219,379             2,353,165         $  34,422,373
Dividends and Distributions reinvested                 176,533            2,719,834                72,998             1,059,599
Redeemed                                              (609,706)          (9,787,314)           (1,734,066)          (24,836,048)
                                                   -----------        -------------           -----------         -------------
Net increase                                           (52,068)       $    (848,101)              692,097         $  10,645,924
                                                   ===========        =============           ===========         =============
Institutional shares
--------------------
Sold                                                       457        $       7,118                19,057         $     268,131
Dividends and Distributions reinvested                      48                  753                   173                 2,492
Redeemed                                                (3,424)             (55,913)              (15,812)             (226,286)
                                                   -----------        -------------           -----------         -------------
Net increase                                            (2,919)       $     (48,042)                3,418         $      44,337
                                                   ===========        =============           ===========         =============
LINDNER/RYBACK SMALL-CAP FUND
Investor shares
---------------
Sold                                                 2,831,875        $  24,125,763             2,182,401         $  14,716,844
Dividends and Distributions reinvested                 194,681            1,600,280                 3,864                25,192
Redeemed                                            (1,041,482)          (8,943,538)             (597,054)           (4,036,226)
                                                   -----------        -------------           -----------         -------------
Net increase                                         1,985,074        $  16,782,505             1,589,211         $  10,705,810
                                                   ===========        =============           ===========         =============
Institutional shares
--------------------
Sold                                                    28,892        $     235,131                    24         $         150
Dividends and Distributions reinvested                   1,094                8,973                     0                     0
Redeemed                                                (2,948)             (25,096)                    0                     0
                                                   -----------        -------------           -----------         -------------
Net increase                                            27,038        $     219,008                    24         $         150
                                                   ===========        =============           ===========         =============
LINDNER BULWARK FUND
Investor shares
---------------
Sold                                                 4,493,306        $  28,875,576            11,966,627         $ 100,089,008
Dividends and Distributions reinvested                 433,245            2,517,155               154,353             1,236,353
Redeemed                                            (7,978,923)         (50,537,600)           (9,346,728)          (75,888,500)
                                                   -----------        -------------           -----------         -------------
Net increase                                        (3,052,372)       $ (19,144,869)            2,774,252         $  25,436,861
                                                   ===========        =============           ===========         =============
Institutional shares
--------------------
Sold                                                    19,355        $     120,000               286,659         $   2,316,545
Dividends and Distributions reinvested                       0                    0                 3,547                28,338
Redeemed                                              (254,614)          (1,588,359)              (54,929)             (406,776)
                                                   -----------        -------------           -----------         -------------
Net increase                                          (235,259)       $  (1,468,359)              235,277         $   1,938,107
                                                   ===========        =============           ===========         =============
LINDNER INTERNATIONAL FUND
Investor shares
---------------
Sold                                                   194,771        $   2,200,376               508,905         $   5,215,761
Dividends and Distributions reinvested                   8,418               79,130                 2,851                27,282
Redeemed                                              (260,899)          (2,887,688)             (212,319)           (2,179,926)
                                                   -----------        -------------           -----------         -------------
Net increase                                           (57,710)       $    (608,182)              299,437         $   3,063,117
                                                   ===========        =============           ===========         =============
Institutional shares
--------------------
Sold                                                         0        $           0                    38         $         382
Dividends and Distributions reinvested                       0                    7                     0                     1
Redeemed                                                     0                    0                     0                     0
                                                   -----------        -------------           -----------         -------------
Net increase                                                 0        $           7                    38         $         383
                                                   ===========        =============           ===========         =============

                                                     FINANCIAL HIGHLIGHTS

                                  (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                         INCOME (LOSS) FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
                  -------------------------------------------------------     ----------------------------------------------
                                               Net Realized                                  Distributions
                                                   and                                         from Net
                  Net Asset                     Unrealized       Total        Dividends        Realized
                    Value,        Net             Gains           from         from Net       Gains from
                  Beginning    Investment      (Losses) on     Investment     Investment      Investment           Total
                  of Period      Income        Investments     Operations       Income       Transactions      Distributions
                  ---------    ----------      ------------    ----------     ----------     -------------     -------------

 LINDNER GROWTH FUND <F1>
 ------------------------
 Period Ended June 30,
 1988               $19.15        $0.66           $0.52           $1.18          $0.98           $1.61             $2.59
 1989               $17.74        $0.85           $1.94           $2.79          $0.69           $0.18             $0.87
 1990               $19.66        $0.85           $0.66           $1.51          $0.91           $0.84             $1.75
 1991               $19.42        $0.75          ($0.88)         ($0.13)         $0.86           $0.71             $1.57
 1992               $17.72        $0.57           $2.47           $3.04          $0.66           $0.00             $0.66
 1993 <F8>          $20.10        $0.50           $2.40           $2.90          $0.53           $0.15             $0.68
 1994               $22.32        $0.38           $0.71           $1.09          $0.46           $0.53             $0.99
 1995               $22.42        $0.43           $2.66           $3.09          $0.34           $1.84             $2.18
 1996               $23.33        $0.40           $4.47           $4.87          $0.47           $1.34             $1.81
 1997               $26.39        $0.36           $2.72           $3.08          $0.39           $3.10             $3.49
 Six Months Ended December 31
 1997               $25.98        $0.38           $0.31           $0.69          $0.34           $3.48             $3.82

 LINDNER DIVIDEND FUND <F2>
 --------------------------
 Period Ended February 28,
 1988               $24.49        $1.68          ($1.95)         ($0.27)         $1.87           $1.16             $3.03
 1989               $21.19        $1.71           $1.65           $3.36          $1.32           $0.06             $1.38
 1990               $23.17        $2.02          ($0.30)          $1.72          $2.19           $0.01             $2.20
 1991               $22.69        $1.92          ($1.17)          $0.75          $1.86           $0.02             $1.88
 1992               $21.56        $2.15           $2.55           $4.70          $1.99           $0.00             $1.99
 1993 <F8>          $24.27        $1.72           $2.98           $4.70          $1.86           $0.10             $1.96
 1994               $27.01        $1.88           $1.06           $2.94          $1.74           $0.58             $2.32
 1995               $27.63        $1.93          ($2.13)         ($0.20)         $1.90           $0.57             $2.47
 Period Ended June 30,
 1995               $24.96        $0.95           $1.05           $2.00          $0.96           $0.00             $0.96
 1996               $26.00        $1.80           $2.29           $4.09          $1.79           $0.23             $2.02
 1997               $28.07        $1.63           $0.70           $2.33          $1.68           $0.78             $2.46
 Six Months Ended December 31
 1997               $27.94        $0.87           $1.46           $2.33          $0.80           $2.48             $3.28

 LINDNER UTILITY FUND <F3>
 -------------------------
 Period Ended June 30,
 1994               $10.00        $0.05          ($0.01)          $0.04          $0.02           $0.00             $0.02
 1995               $10.02        $0.39           $0.84           $1.23          $0.39           $0.09             $0.48
 1996               $10.77        $0.35           $3.42           $3.77          $0.34           $0.00             $0.34
 1997               $14.20        $0.39           $1.60           $1.99          $0.42           $0.02             $0.44
 Six Months Ended December 31
 1997               $15.75        $0.18           $1.33           $1.51          $0.18           $0.93             $1.11



                                                                             RATIOS/SUPPLEMENTAL DATA
                                               ------------------------------------------------------------------------------------
                                                                          Ratio of Net
                                                                           Investment                                      Net
                    Net Asset                    Ratio of                    Income                                      Assets,
                     Value,                      Expenses                      to         Portfolio     Average          End of
                     End of         Total       to Average                   Average      Turnover     Commission        Period
                     Period      Return <F7>    Net Assets                 Net Assets       Rate         Rates        (In Millions)
                    ---------    -----------    ----------                -----------     ---------    ----------     -------------

 LINDNER GROWTH FUND <F1>
 ------------------------
 Period Ended June 30,

 1988                $17.74          7.49%         1.07%                      3.76%        20.93%                           $404
 1989                $19.66         16.51%         0.92%                      4.93%        17.81%                           $535
 1990                $19.42          7.89%         0.74%                      4.84%        19.24%                           $716
 1991                $17.72         -0.23%         0.83%                      4.64%        12.96%                           $783
 1992                $20.10         17.58%         0.80%                      3.05%        11.37%                           $978
 1993 <F8>           $22.32         14.87%         0.80%                      2.52%        18.71%                         $1,278
 1994                $22.42          4.83%         0.65%                      1.69%        37.92%                         $1,528
 1995                $23.33         14.89%         0.54%                      1.89%        24.94%                         $1,446
 1996                $26.39         21.95%         0.63% <F9>                 1.53%        39.49%        $0.0397          $1,446
 1997                $25.98         12.50%         0.44%                      1.39%        36.39%        $0.0437          $1,495
 Six Months Ended December 31
 1997                $22.85          2.92%         0.27%                      0.64%        19.40%        $0.0306          $1,371

 LINDNER DIVIDEND FUND <F2>
 --------------------------
 Period Ended February 28,
 1988                $21.19         -0.51%         1.04%                      7.43%        16.52%                            $52
 1989                $23.17         16.21%         0.97%                      7.57%         2.30%                            $97
 1990                $22.69          7.48%         0.87%                      8.90%         5.47%                           $142
 1991                $21.56          3.84%         0.87%                      8.98%         3.36%                           $163
 1992                $24.27         22.91%         0.80%                      9.75%        24.01%                           $266
 1993 <F8>           $27.01         20.28%         0.74%                      7.10%        13.50%                         $1,016
 1994                $27.63         11.19%         0.64%                      7.01%        43.20%                         $1,532
 1995                $24.96         -0.44%         0.61%                      7.76%        29.79%                         $1,697
 Period Ended June 30,
 1995                $26.00          8.12%         0.21%                      2.43%        11.00%                         $1,903
 1996                $28.07         16.14%         0.60% <F9>                 6.62%        30.24%        $0.0508          $2,293
 1997                $27.94          8.75%         0.60%                      5.74%        40.32%        $0.0443          $2,017
 Six Months Ended December 31
 1997                $26.99          8.66%         0.31%                      2.95%        34.03%        $0.0476          $1,800

 LINDNER UTILITY FUND <F3>
 -------------------------
 Period Ended June 30,
 1994                $10.02          0.39%         1.30%                      0.76%        44.95%                            $11
 1995                $10.77         12.51%         1.04%                      3.02%       190.70%                            $18
 1996                $14.20         35.39%         0.95% <F9>                 2.87%        98.58%        $0.0422             $32
 1997                $15.75         14.29%         0.89%                      2.81%        86.44%        $0.0376             $47
 Six Months Ended December 31
 1997                $16.15          9.95%         0.48%                      1.06%        36.70%        $0.0408             $47


40


                         INCOME (LOSS) FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
                  -------------------------------------------------------     ----------------------------------------------
                                               Net Realized                                  Distributions
                                                   and                                         from Net
                  Net Asset                     Unrealized       Total        Dividends        Realized
                    Value,        Net             Gains           from         from Net       Gains from
                  Beginning    Investment      (Losses) on     Investment     Investment      Investment           Total
                  of Period      Income        Investments     Operations       Income       Transactions      Distributions
                  ---------    ----------      ------------    ----------     ----------     -------------     -------------

 LINDNER/RYBACK SMALL-CAP FUND <F5>
 ----------------------------------
 Period Ended June 30,
 1994                $5.00        $0.01          ($0.22)         ($0.21)         $0.00           $0.00             $0.00
 1995                $4.79       ($0.03)          $0.71           $0.68          $0.01           $0.00             $0.01
 1996                $5.46        $0.00           $1.30           $1.30          $0.00           $0.61             $0.61
 1997                $6.15        $0.04           $1.49           $1.53          $0.01           $0.00             $0.01
 Six Months Ended December 31
 1997                $7.67        $0.03           $1.14           $1.17          $0.04           $0.30             $0.34

 LINDNER BULWARK FUND <F4>
 -------------------------
 Period Ended June 30,
 1994                $7.00        $0.01           $0.16           $0.17          $0.00           $0.00             $0.00
 1995                $7.17        $0.11          ($0.10)          $0.01          $0.05           $0.04             $0.09
 1996                $7.09        $0.26           $1.32           $1.58          $0.31           $0.00             $0.31
 1997                $8.36        $0.29          ($1.81)         ($1.52)         $0.14           $0.00             $0.14
 Six Months Ended December 31
 1997                $6.70        $0.18          ($0.68)         ($0.50)         $0.39           $0.00             $0.39

 LINDNER INTERNATIONAL FUND <F6>
 -------------------------------
 Period Ended June 30,
 1995                $9.00        $0.07           $0.02           $0.09          $0.00           $0.00             $0.00
 1996                $9.09       ($0.01)          $0.86           $0.85          $0.05           $0.00             $0.05
 1997                $9.89       ($0.01)          $1.45           $1.44          $0.00           $0.14             $0.14
 Six Months Ended December 31
 1997               $11.19       ($0.08)         ($1.17)         ($1.25)         $0.00           $0.22             $0.22



                                                                             RATIOS/SUPPLEMENTAL DATA
                                               ------------------------------------------------------------------------------------
                                                                          Ratio of Net
                                                                           Investment                                      Net
                    Net Asset                    Ratio of                    Income                                      Assets,
                     Value,                      Expenses                      to         Portfolio     Average          End of
                     End of         Total       to Average                   Average      Turnover     Commission        Period
                     Period      Return <F7>    Net Assets                 Net Assets       Rate         Rates        (In Millions)
                    ---------    -----------    ----------                -----------     ---------    ----------     -------------

 LINDNER/RYBACK SMALL-CAP FUND <F5>
 ----------------------------------
 Period Ended June 30,
 1994                 $4.79         -4.20%         0.96%                      0.52%         5.03%                             $5
 1995                 $5.46         14.32%         1.65%                     -0.57%       158.62%                             $8
 1996                 $6.15         25.70%         1.22% <F9>                -0.04%       103.05%        $0.0560             $10
 1997                 $7.67         24.96%         0.96%                      0.46%        49.49%        $0.0496             $25
 Six Months Ended December 31
 1997                 $8.50         15.38%         0.47%                      0.38%         8.02%        $0.0522             $44

 LINDNER BULWARK FUND <F4>
 -------------------------
 Period Ended June 30,
 1994                 $7.17          2.43%         0.66%                      0.26%         0.89%                            $31
 1995                 $7.09          0.10%         1.27%                      2.45%       122.64%                            $65
 1996                 $8.36         23.44%         1.24% <F9>                 2.45%       139.82%        $0.0032             $62
 1997                 $6.70        -18.43%         1.20%                      3.86%       457.57%        $0.0314             $68
 Six Months Ended December 31
 1997                 $5.81         -7.54%         0.62%                      0.94%        84.24%        $0.0321             $42

 LINDNER INTERNATIONAL FUND <F6>
 -------------------------------
 Period Ended June 30,
 1995                 $9.09          1.00%         1.26%                      1.02%         0.00%                           $0.3
 1996                 $9.89          9.41%         2.57% <F9>                 0.05%        48.40%        $0.0293            $1.2
 1997                $11.19         14.76%         1.96%                     -0.14%        37.79%        $0.9954            $4.7
 Six Months Ended December 31
 1997                 $9.72        -11.07%         1.07%                      0.65%        22.17%        $0.7947            $3.5

 <F1> Historical performance information is for Lindner Fund, Inc. ("LGFI"), the predecessor of the Lindner Growth Fund series of the Trust. The Lindner Growth Fund series of the Trust succeeded to all of the assets and liabilities of LGFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LGFI on June 29, 1995.

 <F2> Historical performance information is for Lindner Dividend Fund, Inc.
      ("LDFI"), the predecessor of the Lindner Dividend Fund series of the Trust. The Lindner Dividend Fund series of the Trust succeeded to all of the assets and liabilities of LDFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LDFI on June 29, 1995.

 <F3> Operations commenced on October 4, 1993.

 <F4> Operations commenced on January 24, 1994.

 <F5> Operations commenced on February 11, 1994.

 <F6> Operations commenced on January 1, 1995.

 <F7> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

 <F8> On January 29, 1993, Lindner Growth Fund and Lindner Dividend Fund changed financial advisors to Ryback Management Corporation from Lindner Management Corporation.

 <F9> Expense ratio for periods after September 1, 1995, are computed using gross expenses which include fees reduced in connection with specific agreements.


                                (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                         INCOME (LOSS) FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
                  -------------------------------------------------------     ----------------------------------------------
                                               Net Realized                                  Distributions
                                                   and                                         from Net
                  Net Asset                     Unrealized       Total        Dividends        Realized
                    Value,        Net             Gains           from         from Net       Gains from
                  Beginning    Investment      (Losses) on     Investment     Investment      Investment           Total
                  of Period      Income        Investments     Operations       Income       Transactions      Distributions
                  ---------    ----------      ------------    ----------     ----------     -------------     -------------

 LINDNER GROWTH FUND <F1>
 ------------------------
 1997               $26.39        $0.34           $2.68           $3.02          $0.37           $3.10             $3.47
 Six Months Ended December 31
 1997               $25.94        $0.36           $0.29           $0.65          $0.31           $3.48             $3.79

 LINDNER DIVIDEND FUND <F2>
 --------------------------
 1997               $28.07        $1.61           $0.66           $2.27          $1.66           $0.78             $2.44
 Six Months Ended December 31
 1997               $27.90        $0.85           $1.46           $2.31          $0.78           $2.49             $3.27

 LINDNER UTILITY FUND <F3>
 -------------------------
 1997               $14.20        $0.27           $1.59           $1.86          $0.31           $0.02             $0.33
 Six Months Ended December 31
 1997               $15.74        $0.10           $1.39           $1.49          $0.10           $0.93             $1.03

 LINDNER/RYBACK SMALL-CAP FUND <F4>
 ----------------------------------
 1997                $6.15        $0.04           $1.49           $1.53          $0.01           $0.00             $0.01
 Six Months Ended December 31
 1997                $7.67        $0.02           $1.13           $1.15          $0.03           $0.30             $0.33

 LINDNER BULWARK FUND <F5>
 -------------------------
 1997                $8.36        $0.26          ($1.81)         ($1.55)         $0.14           $0.00             $0.14
 Six Months Ended December 31
 1997                $6.67       ($0.21)         ($0.30)         ($0.51)         $0.00           $0.00             $0.00

 LINDNER INTERNATIONAL FUND <F6>
 -------------------------------
 1997                $9.89       ($0.04)          $1.45           $1.41          $0.00           $0.14             $0.14
 Six Months Ended December 31
 1997               $11.16       ($0.08)         ($1.20)         ($1.28)         $0.00           $0.22             $0.22



                                                                             RATIOS/SUPPLEMENTAL DATA
                                               ------------------------------------------------------------------------------------
                                                                          Ratio of Net
                                                                           Investment                                      Net
                    Net Asset                    Ratio of                    Income                                      Assets,
                     Value,                      Expenses                      to         Portfolio     Average          End of
                     End of         Total       to Average                   Average      Turnover     Commission        Period
                     Period      Return <F7>    Net Assets                 Net Assets       Rate         Rates        (In Millions)
                    ---------    -----------    ----------                -----------     ---------    ----------     -------------

 LINDNER GROWTH FUND <F1>
 ------------------------
 1997                $25.94         15.36%         0.46%                      1.29%        36.39%        $0.0437          $101.6
 Six Months Ended December 31
 1997                $22.80          2.78%         0.40%                      0.04%        19.40%        $0.0306          $1,007

 LINDNER DIVIDEND FUND <F2>
 --------------------------
 1997                $27.90          9.84%         0.85%                      5.69%        40.32%        $0.0443          $2,010
 Six Months Ended December 31
 1997                $26.94          8.56%         0.44%                      3.00%        34.03%        $0.0476          $2,453

 LINDNER UTILITY FUND <F3>
 -------------------------
 1997                $15.74         14.52%         0.75%                      2.42%        86.44%        $0.0376           $53.8
 Six Months Ended December 31
 1997                $16.20          9.80%         0.62%                      0.99%        36.70%        $0.0408            $8.1

 LINDNER/RYBACK SMALL-CAP FUND <F4>
 ----------------------------------
 1997                 $7.67         21.21%         0.59%                      0.26%        49.49%        $0.0496            $0.2
 Six Months Ended December 31
 1997                 $8.49         15.15%         0.66%                      0.24%         8.02%        $0.0522          $229.6

 LINDNER BULWARK FUND <F5>
 -------------------------
 1997                 $6.67        -18.61%         1.37%                      4.45%       457.57%        $0.0314           $1.57
 Six Months Ended December 31
 1997                 $6.16         -7.65%         0.93%                      8.34%        84.24%        $0.0321            $0.1

 LINDNER INTERNATIONAL FUND <F6>
 -------------------------------
 1997                $11.16         17.06%         1.48%                     -0.13%        37.79%        $0.9954            $0.4
 Six Months Ended December 31
 1997                 $9.66        -11.37%         1.28%                     -0.85%        22.17         $0.7947            $0.3

 <F1> For the period July 12, 1996 (initial purchase) to December 31, 1996.

 <F2> For the period July 9, 1996 (initial purchase) to December 31, 1996.

 <F3> For the period October 31, 1996 (initial purchase) to December 31, 1996.

 <F4> For the period November 1, 1996 (initial purchase) to December 31, 1996.

 <F5> For the period July 11, 1996 (initial purchase) to December 31, 1996.

 <F6> For the period November 1, 1996 (initial purchase) to December 31, 1996.

 <F7> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

42